Registration No. 333-72913

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 33	/ X /
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 36	/ X /

(Check appropriate box or boxes.)
NML VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service) Copy to: Gabriella R. Saenz, Counsel The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, Wisconsin 53202 414-665-8704

Approximate Date of Proposed Public Offering                                  Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2019

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) designed for use by self-employed persons and their eligible employees in tax-qualified retirement plans. The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Options

Guaranteed Interest Fund 1

Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2019, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Beginning on or after January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 option 4, free of charge. Instead, your Portfolio annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Portfolio. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the back cover of this prospectus.

Contents of this Prospectus

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life plan, there with be two Joint Annuitants.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest money under your contract and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. If the Contract is part of a retirement plan, the Owner is ordinarily the retirement plan itself, but may be the employer, the Annuitant, or another person.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Flexible Payment Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account A Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]

We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”

[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account A Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2018. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.42%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.21%

*

The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$911	$1,608	$2,127	$3,632
Minimum Total Annual Portfolio Operating Expenses	$817	$1,273	$1,554	$2,483

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$311	$1,008	$1,727	$3,632
Minimum Total Annual Portfolio Operating Expenses	$217	$673	$1,154	$2,483

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of not less than 12 years (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$870	$1,487	$1,928	$3,252
Minimum Total Annual Portfolio Operating Expenses	$776	$1,147	$1,343	$2,052

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$270	$887	$1,528	$3,252
Minimum Total Annual Portfolio Operating Expenses	$176	$547	$943	$2,052

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$673	$1,191	$1,735	$3,214
Minimum Total Annual Portfolio Operating Expenses	$582	$864	$1,166	$2,022

Account A Prospectus	3

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$633	$1,073	$1,538	$2,820
Minimum Total Annual Portfolio Operating Expenses	$543	$741	$956	$1,574

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% for the front-load Contract and 0.03% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2018.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $272 billion as of December 31, 2018. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists

4	Account A Prospectus

largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional

Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract makes available a variety of variable and fixed investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Account A Prospectus	5

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	Mellon Investments Corporation
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.

6	Account A Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*

Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.

**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U. S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital

Account A Prospectus	7

Portfolio	Investment Objective
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Provide total return
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the

Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

8	Account A Prospectus

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax

Account A Prospectus	9

identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from exchanges under Section 1035 or rollovers under Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Government Money Market Division.

Moving out of a Guaranteed Account    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single

10	Account A Prospectus

transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Account A Prospectus	11

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the

Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, Owners may elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that Owners allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation invested in GIF 8 for the Guaranteed Period, while permitting participation in the potential returns—and attendant risks—of the Division(s) of the Separate Account Owners select among the Divisions available under the Strategy. A mathematical formula is used to determine the part of the total initial Purchase Payment allocated to the Strategy that must be invested in GIF 8 to guarantee a return of principal and

12	Account A Prospectus

interest from GIF 8 at the end of the Guaranteed Period (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that Owners make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of the initial Purchase Payment allocated to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) selected by Owners. Under the Preservation+ Strategy, the Company guarantees the return of the amount allocated to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees charged to GIF 8). The Owners assume the risk associated with the amount invested in the Separate Account. The Company guarantees the return of the principal amount invested under the Strategy. Owners also assume the risk that their investment in the Preservation+ Strategy may result in the return of only the principal amount invested under the Strategy, subject to the claims-paying ability of the Company.

The Company does not make recommendations as to whether Owners should elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. Owners should consult their financial representative for more information about the Preservation+ Strategy and whether the Preservation+ Strategy is appropriate for them.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts, the minimum amount for an initial Purchase Payment is $100. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold before May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for front-load Contracts, we may reduce the

Account A Prospectus	13

minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Government Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load

Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

14	Account A Prospectus

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available as applicable. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a

Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your Financial Representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes”.)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC

Account A Prospectus	15

§1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

16	Account A Prospectus

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2020–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2021–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2021–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Account A Prospectus	17

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law.

Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period).    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period).    An annuity payable monthly until the

18	Account A Prospectus

payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period).    An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. For front-load contracts sold between May 1, 2000 and April 30, 2003, the sales load on cumulative purchase payments in excess of $1,000,000 is 0.5%. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing

Account A Prospectus	19

the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each

20	Account A Prospectus

Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining $300,000 begins in withdrawal charge Category Four. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).

For fixed income plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a fixed income plan for a certain period of 12 years or more or certain fixed income plans which involve a life contingency.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will not allow new purchase payments, rollovers, or transfers into its existing tax-deferred annuity contracts. Transfers out of its existing tax-deferred annuity contracts can only take place if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we

Account A Prospectus	21

incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2018 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.21%.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $56,000 or 100% of compensation or earned income up to $280,000 (dollar amounts as indexed for 2019). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $19,000 in 2019, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $6,000 for 2019, indexed thereafter. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may

22	Account A Prospectus

exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 ½ or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70½ or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

Spousal Exceptions: If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70½.

Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. This tax discussion is intended for the promotion of

Account A Prospectus	23

Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate, except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1⁄2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. In the event we take any action to substitute a Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

24	Account A Prospectus

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Allocation Models    The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the five models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from conservative to very aggressive. An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in the Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by contacting their financial representative or by calling 1-888-455-2232. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.

Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under your Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) would be transferred to a different Portfolio if Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation or closure), in which case the Company would send written notice in advance of such event. If an Owner were invested in a model that is no longer offered and you initiate a change outside of your original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations).

Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered

Account A Prospectus	25

representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

For purchases of and additional deposits into the Contract, your registered representative receives a commission of 2.5% on the first $100,000 and 1.25% on the next $400,000 and 0.5% on amounts over $500,000, and servicing compensation of 0.15% annually. There is also a bonus program that rewards your registered representative for total annuity sales that can pay your registered representative a bonus commission rate of up to 0.75% for the sale of a variable annuity contract.

NMIS and NMWMC use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.

NMIS does not pay its registered representatives any portion of the 12b-1 fees related to mutual funds held in certain accounts with assets under $50,000. Because a registered representative may receive ongoing compensation on a sale of a Contract below $50,000, but will not receive ongoing compensation on mutual fund investments below that amount, a registered representative has an incentive to recommend the Contract for purchases below $50,000.

Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income

26	Account A Prospectus

plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2019 we are paying dividends on approximately 53% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 91% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2019 represents about 0.68% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 1-888-455-2232 to make such changes.

Account A Prospectus	27

Cybersecurity    The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

28	Account A Prospectus

TO: The Northwestern Mutual Life Insurance Company

Risk Products Department

Room T22

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account A, Flexible Payment Variable Annuity to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: • 8% first $5,000 • 4% next $20,000 • 2% next $75,000 • 1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: • 4.00% first $100,000 • 2.00% next $400,000 • 1.00% next $500,000 • 0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•  8% of the first $25,000

•  4% of the next $75,000

•  2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•  8.00% of the first $100,000

•  4.00% of the next $400,000

•  2.00% on the next $500,000

•  1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%

30	Account A Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.	The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

			Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

Account A Prospectus	31

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
				Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Income Plans	Not Applicable	LL Series Withdrawal charge is not waived on benefits paid under a fixed life income plan.	MM Series There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on Income Plans is consistent with the current series.

Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.

Fixed Options	The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$804	$1,284	$1,789	$3,171
Minimum Total Annual Portfolio Operating Expenses	$715	$960	$1,224	$1,977

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,068	$1,480	$1,918	$3,232
Minimum Total Annual Portfolio Operating Expenses	$974	$1,141	$1,333	$2,030

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$268	$880	$1,518	$3,232
Minimum Total Annual Portfolio Operating Expenses	$174	$541	$933	$2,030
Annual contract fee is reflected as	0.01%

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,068	$1,480	$1,918	$3,232
Minimum Total Annual Portfolio Operating Expenses	$974	$1,141	$1,333	$2,030

32	Account A Prospectus

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$268	$880	$1,518	$3,232
Minimum Total Annual Portfolio Operating Expenses	$174	$541	$933	$2,030

Front-Load Contract
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$584	$1,026	$1,493	$2,782
Minimum Total Annual Portfolio Operating Expenses	$493	$693	$909	$1,530

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.00%	0.01%

Account A Prospectus	33

APPENDIX B—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.979	$1.964	$1.589	$1.558	$1.477	$1.362	$1.007	$0.896	$0.913	$0.816
Number of Units Outstanding	404	559	1,076	1,255	1,232	1,255	1,133	1,002	767	659
Back-Load Version Class B
Accumulation Unit Value	$5.473	$5.473	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415
Number of Units Outstanding	154	188	251	337	317	388	479	637	680	886
Focused Appreciation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$4.825	$4.966	$3.735	$3.545	$3.135	$2.879	$2.243	$1.876	$2.008	$1.846
Number of Units Outstanding	333	369	403	502	493	399	301	236	361	288
Back-Load Version Class B
Accumulation Unit Value	$4.291	$4.450	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756
Number of Units Outstanding	390	479	577	637	705	752	787	808	801	746
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.601	$1.713	$1.379	$1.288	$1.335	$1.236	$0.966	$0.870	$0.885	$0.788
Number of Units Outstanding	425	487	481	476	449	448	445	468	483	345
Back-Load Version Class B
Accumulation Unit Value	$3.665	$3.949	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928
Number of Units Outstanding	160	189	223	250	238	280	394	501	536	555
Large Cap Blend Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.617	$1.693	$1.429	$1.260	$1.298	$1.159	$0.890	$0.776	$0.799	$0.702
Number of Units Outstanding	86	101	81	75	56	105	85	62	51	23
Back-Load Version Class B
Accumulation Unit Value	$1.481	$1.563	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688
Number of Units Outstanding	134	167	189	208	177	254	241	214	198	150
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.148	$2.262	$1.871	$1.683	$1.672	$1.481	$1.127	$0.979	$0.965	$0.844
Number of Units Outstanding	1,829	1,722	1,771	1,686	1,872	2,237	2,314	2,359	2,284	2,148
Back-Load Version Class B
Accumulation Unit Value	$9.177	$9.738	$8.114	$7.353	$7.359	$6.568	$5.036	$4.406	$4.376	$3.856
Number of Units Outstanding	329	360	426	440	476	537	654	795	862	1,197
Large Company Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.484	$1.620	$1.465	$1.276	$1.334	$1.186	$0.908	$0.784	$0.776	$0.703
Number of Units Outstanding	142	185	155	143	179	195	182	170	118	106
Back-Load Version Class B
Accumulation Unit Value	$1.360	$1.495	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689
Number of Units Outstanding	265	338	415	395	310	309	286	222	207	173
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.672	$2.763	$2.441	$2.133	$2.146	$1.894	$1.420	$1.248	$1.243	$1.090
Number of Units Outstanding	699	822	780	745	795	972	1,007	936	978	676
Back-Load Version Class B
Accumulation Unit Value	$2.345	$2.444	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024
Number of Units Outstanding	701	720	799	860	865	1,136	1,358	1,541	1,642	1,685

34	Account A Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Equity Income Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.955	$3.276	$2.833	$2.389	$2.574	$2.408	$1.863	$1.597	$1.620	$1.412
Number of Units Outstanding	476	600	636	778	694	591	481	534	472	376
Back-Load Version Class B
Accumulation Unit Value	$2.628	$2.936	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343
Number of Units Outstanding	423	506	579	656	801	789	764	767	674	665
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.574	$1.708	$1.427	$1.422	$1.419	$1.315	$1.052	$0.945	$1.012	$0.821
Number of Units Outstanding	416	543	680	755	793	925	1,002	882	701	557
Back-Load Version Class B
Accumulation Unit Value	$8.647	$9.454	$7.958	$7.992	$8.035	$7.499	$6.049	$5.470	$5.904	$4.826
Number of Units Outstanding	55	69	87	113	133	167	245	296	341	392
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.769	$4.273	$3.703	$3.092	$3.183	$2.924	$2.206	$1.885	$1.932	$1.537
Number of Units Outstanding	462	539	538	635	643	681	628	587	538	521
Back-Load Version Class B
Accumulation Unit Value	$4.120	$4.705	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797
Number of Units Outstanding	284	311	355	445	475	554	693	796	870	1,110
Mid Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.526	$4.067	$3.655	$2.981	$3.036	$2.615	$2.018	$1.740	$1.759	$1.474
Number of Units Outstanding	230	252	211	208	184	178	164	134	147	136
Back-Load Version Class B
Accumulation Unit Value	$3.136	$3.644	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402
Number of Units Outstanding	362	398	414	403	329	319	313	324	318	406
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.393	$2.724	$2.251	$2.015	$2.019	$1.868	$1.354	$1.243	$1.285	$1.026
Number of Units Outstanding	420	460	480	523	509	790	925	874	455	340
Back-Load Version Class B
Accumulation Unit Value	$4.498	$5.158	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063
Number of Units Outstanding	152	191	246	301	333	387	531	632	682	762
Index 600 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.111	$2.326	$2.070	$1.649	$1.697	$1.619	$1.157	$1.004	$1.000	$0.798
Number of Units Outstanding	218	217	212	182	154	123	134	84	33	15
Back-Load Version Class B
Accumulation Unit Value	$1.934	$2.147	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783
Number of Units Outstanding	313	340	351	331	265	237	229	174	184	128
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.815	$4.393	$3.954	$3.002	$3.191	$3.200	$2.440	$2.108	$2.148	$1.770
Number of Units Outstanding	377	428	417	483	435	408	375	397	367	309
Back-Load Version Class B
Accumulation Unit Value	$3.348	$3.885	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662
Number of Units Outstanding	290	355	429	513	587	636	699	788	839	869
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.967	$2.228	$1.722	$1.792	$1.832	$1.929	$1.618	$1.378	$1.595	$1.377
Number of Units Outstanding	737	693	669	708	645	534	453	442	381	345
Back-Load Version Class B
Accumulation Unit Value	$1.726	$1.970	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293
Number of Units Outstanding	618	656	732	809	913	1,001	1,106	1,219	1,115	1,097
Research International Core Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.043	$0.951	$0.967	$0.983	$1.059	$0.895	$0.770	$0.865	$0.782	$0.601
Number of Units Outstanding	701	557	538	450	252	149	86	15	6	3
Back-Load Version Class B
Accumulation Unit Value	$0.955	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594
Number of Units Outstanding	853	787	712	728	574	429	237	79	47	27

Account A Prospectus	35

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.894	$2.250	$1.849	$1.806	$1.856	$2.045	$1.693	$1.401	$1.566	$1.461
Number of Units Outstanding	1,507	1,624	1,778	1,870	1,893	1,874	1,764	1,695	1,754	1,201
Back-Load Version Class B
Accumulation Unit Value	$3.741	$4.479	$3.708	$3.649	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089
Number of Units Outstanding	562	614	733	826	914	984	1,174	1,361	1,447	1,518
Emerging Markets Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.006	$1.173	$0.922	$0.849	$0.973	$1.043	$1.105	$0.935	$1.155	$0.935
Number of Units Outstanding	1,037	1,130	1,090	1,076	974	800	567	371	330	186
Back-Load Version Class B
Accumulation Unit Value	$0.922	$1.083	$0.857	$0.796	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917
Number of Units Outstanding	1,116	1,093	1,123	1,048	1,036	914	773	640	527	483
Government Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.256	$1.243	$1.242	$1.246	$1.253	$1.258	$1.263	$1.268	$1.272	$1.275
Number of Units Outstanding	1,720	936	513	520	790	1,054	991	925	477	262
Back-Load Version Class B
Accumulation Unit Value	$2.784	$2.776	$2.794	$2.826	$2.861	$2.895	$2.928	$2.961	$2.994	$3.022
Number of Units Outstanding	310	314	233	295	301	599	606	696	882	994
Short-Term Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.209	$1.199	$1.189	$1.175	$1.173	$1.174	$1.174	$1.156	$1.155	$1.120
Number of Units Outstanding	704	732	590	422	369	292	189	465	252	10
Back-Load Version Class B
Accumulation Unit Value	$1.108	$1.107	$1.106	$1.102	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098
Number of Units Outstanding	552	579	460	546	570	349	349	183	145	45
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.277	$2.293	$2.225	$2.170	$2.169	$2.065	$2.121	$2.031	$1.905	$1.796
Number of Units Outstanding	2,214	2,392	2,112	2,055	1,881	1,742	1,503	1,364	1,340	1,023
Back-Load Version Class B
Accumulation Unit Value	$13.910	$14.116	$13.798	$13.557	$13.655	$13.097	$13.554	$13.076	$12.356	$11.738
Number of Units Outstanding	271	296	319	354	359	407	458	449	441	445
Long-Term U.S. Government Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.911	$1.961	$1.820	$1.810	$1.846	$1.499	$1.737	$1.683	$1.312	$1.192
Number of Units Outstanding	191	295	240	227	204	182	186	158	142	158
Back-Load Version Class B
Accumulation Unit Value	$1.751	$1.810	$1.693	$1.696	$1.743	$1.426	$1.665	$1.625	$1.276	$1.168
Number of Units Outstanding	176	235	310	410	384	397	435	348	415	267
Inflation Protection Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.354	$1.397	$1.356	$1.302	$1.338	$1.303	$1.429	$1.338	$1.201	$1.143
Number of Units Outstanding	567	531	445	463	443	420	346	307	161	53
Back-Load Version Class B
Accumulation Unit Value	$1.241	$1.290	$1.261	$1.220	$1.263	$1.240	$1.370	$1.292	$1.169	$1.121
Number of Units Outstanding	520	509	457	552	524	547	675	411	388	252
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.925	$3.021	$2.841	$2.491	$2.538	$2.521	$2.394	$2.113	$2.030	$1.781
Number of Units Outstanding	350	372	378	405	415	392	338	340	275	226
Back-Load Version Class B
Accumulation Unit Value	$3.799	$3.954	$3.745	$3.309	$3.397	$3.400	$3.253	$2.892	$2.800	$2.475
Number of Units Outstanding	233	270	304	331	355	362	367	350	385	418
Multi-Sector Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.748	$1.780	$1.651	$1.493	$1.535	$1.494	$1.526	$1.334	$1.277	$1.134
Number of Units Outstanding	848	749	627	625	609	538	420	383	193	226
Back-Load Version Class B
Accumulation Unit Value	$1.602	$1.644	$1.535	$1.400	$1.449	$1.421	$1.462	$1.288	$1.242	$1.111
Number of Units Outstanding	773	779	699	714	676	647	624	523	359	208

36	Account A Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.973	$2.054	$1.843	$1.738	$1.749	$1.665	$1.493	$1.368	$1.346	$1.208
Number of Units Outstanding	1,338	1,463	1,490	1,601	1,268	1,324	1,078	1,085	1,129	720
Back-Load Version Class B
Accumulation Unit Value	$12.988	$13.623	$12.317	$11.702	$11.863	$11.379	$10.280	$9.490	$9.410	$8.511
Number of Units Outstanding	187	230	280	360	421	424	461	547	594	670
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.202	$2.327	$2.036	$1.898	$1.916	$1.831	$1.577	$1.428	$1.436	$1.277
Number of Units Outstanding	299	366	336	351	342	633	543	384	614	572
Back-Load Version Class B
Accumulation Unit Value	$1.933	$2.058	$1.814	$1.704	$1.733	$1.668	$1.448	$1.321	$1.338	$1.199
Number of Units Outstanding	342	417	455	613	811	897	1,155	1,086	1,128	1,205

Fidelity® Variable Insurance Products
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$4.480	$5.283	$4.404	$3.955	$4.041	$3.830	$2.833	$2.485	$2.802	$2.190
Number of Units Outstanding	379	414	413	441	425	449	449	463	402	295
Back-Load Version Class B
Accumulation Unit Value	$3.984	$4.733	$3.976	$3.597	$3.703	$3.536	$2.635	$2.329	$2.645	$2.083
Number of Units Outstanding	255	338	439	505	610	670	728	781	763	736
VIP Contrafund® Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.941	$2.089	$1.727	$1.611	$1.612	$1.451	$1.114	$0.964	$0.996	$0.856
Number of Units Outstanding	854	883	833	889	758	635	480	482	326	168
Back-Load Version Class B
Accumulation Unit Value	$1.778	$1.929	$1.606	$1.510	$1.522	$1.380	$1.067	$0.931	$0.969	$0.839
Number of Units Outstanding	852	873	947	1,039	1,103	1,138	1,096	1,017	839	565

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.874	$1.998	$1.696	$1.551	$1.566	$1.426	$1.041	$0.943	$0.978	$0.800
Number of Units Outstanding	358	364	347	391	324	227	182	134	76	22
Back-Load Version Class B
Accumulation Unit Value	$1.717	$1.845	$1.577	$1.454	$1.479	$1.356	$0.998	$0.911	$0.951	$0.784
Number of Units Outstanding	343	369	386	405	391	368	268	200	42	30

Russell Investment Funds
U.S. Strategic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.880	$2.091	$1.740	$1.580	$1.571	$1.413	$1.069	$0.928	$0.948	$0.818
Number of Units Outstanding	286	302	269	319	258	216	221	318	259	309
Back-Load Version Class B
Accumulation Unit Value	$1.726	$1.934	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803
Number of Units Outstanding	148	181	231	351	528	694	762	801	841	1,130
U.S. Small Cap Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.345	$2.677	$2.330	$1.973	$2.137	$2.115	$1.518	$1.317	$1.382	$1.112
Number of Units Outstanding	191	218	193	204	180	267	289	263	200	161
Back-Load Version Class B
Accumulation Unit Value	$2.376	$2.734	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206
Number of Units Outstanding	129	151	176	195	228	329	426	509	512	586

Account A Prospectus	37

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
International Developed Markets Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.386	$1.637	$1.316	$1.292	$1.316	$1.384	$1.141	$0.957	$1.104	$0.996
Number of Units Outstanding	486	576	585	555	498	450	411	595	496	437
Back-Load Version Class B
Accumulation Unit Value	$1.496	$1.779	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150
Number of Units Outstanding	223	268	310	301	447	569	704	786	817	876
Strategic Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.224	$2.253	$2.180	$2.125	$2.139	$2.039	$2.079	$1.928	$1.851	$1.691
Number of Units Outstanding	594	670	610	702	684	569	435	573	538	500
Back-Load Version Class B
Accumulation Unit Value	$1.931	$1.972	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571
Number of Units Outstanding	776	794	766	817	806	822	823	812	749	770
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$4.672	$4.980	$4.477	$4.367	$4.378	$3.835	$3.718	$2.930	$3.168	$2.590
Number of Units Outstanding	410	442	429	463	448	437	368	435	478	387
Back-Load Version Class B
Accumulation Unit Value	$3.802	$4.084	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255
Number of Units Outstanding	426	455	496	548	594	675	772	874	930	1,078

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Moderate Strategy Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.485	$1.570	$1.436	$1.339	$1.369	$1.312	$1.235	$1.118	$1.122	$1.001
Number of Units Outstanding	574	719	534	518	163	83	42	29	26	22
Back-Load Version Class B
Accumulation Unit Value	$1.360	$1.449	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981
Number of Units Outstanding	53	299	513	702	1,281	644	581	382	202	153
Balanced Strategy Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.455	$1.569	$1.408	$1.297	$1.334	$1.282	$1.146	$1.020	$1.050	$0.925
Number of Units Outstanding	102	141	62	668	601	497	762	710	351	285
Back-Load Version Class B
Accumulation Unit Value	$1.333	$1.448	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907
Number of Units Outstanding	348	406	444	574	741	826	584	515	277	526
Growth Strategy Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.390	$1.520	$1.320	$1.209	$1.257	$1.218	$1.050	$0.924	$0.975	$0.851
Number of Units Outstanding	409	382	319	908	866	836	758	699	122	61
Back-Load Version Class B
Accumulation Unit Value	$1.274	$1.403	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834
Number of Units Outstanding	373	407	409	444	532	558	524	875	706	358
Equity Growth Strategy Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.300	$1.443	$1.233	$1.118	$1.169	$1.135	$0.952	$0.828	$0.887	$0.774
Number of Units Outstanding	2	8	4	61	31	22	34	32	30	660
Back-Load Version Class B
Accumulation Unit Value	$1.191	$1.332	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759
Number of Units Outstanding	58	76	76	86	78	52	45	33	32	40

38	Account A Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Credit Suisse Trust

	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$4.265	$4.853	$4.804	$4.310	$5.778	$6.991
Number of Units Outstanding	114	118	98	97	69	47
Back-Load Version Class B
Accumulation Unit Value	$4.027	$4.616	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	139	125	106	88	65	51

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account A Prospectus	39

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$6.184	$6.132	$4.954	$4.855	$4.598	$4.234	$3.129	$2.782	$2.829	$2.528
Number of Units Outstanding	21	42	60	109	119	121	144	177	164	175
Back-Load Version
Accumulation Unit Value	$5.473	$5.473	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415
Number of Units Outstanding	396	424	451	628	654	723	839	949	1,074	1,167
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$4.901	$5.038	$3.786	$3.590	$3.172	$2.910	$2.265	$1.893	$2.024	$1.858
Number of Units Outstanding	65	64	63	61	80	78	96	106	113	73
Back-Load Version
Accumulation Unit Value	$4.291	$4.450	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756
Number of Units Outstanding	244	324	373	446	481	515	616	627	742	799
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$4.139	$4.423	$3.557	$3.320	$3.438	$3.180	$2.483	$2.233	$2.270	$2.018
Number of Units Outstanding	70	71	73	72	79	76	88	112	111	106
Back-Load Version
Accumulation Unit Value	$3.665	$3.949	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928
Number of Units Outstanding	287	288	286	414	540	696	824	870	921	979
Large Cap Blend Division
Front-Load Version
Accumulation Unit Value	$1.635	$1.711	$1.443	$1.271	$1.308	$1.166	$0.895	$0.780	$0.801	$0.704
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.481	$1.563	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688
Number of Units Outstanding	18	46	45	62	77	143	153	100	126	74
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$6.995	$7.360	$6.081	$5.464	$5.423	$4.799	$3.649	$3.165	$3.117	$2.724
Number of Units Outstanding	81	107	160	136	160	181	289	329	416	497
Back-Load Version
Accumulation Unit Value	$9.177	$9.738	$8.114	$7.353	$7.359	$6.568	$5.036	$4.406	$4.376	$3.856
Number of Units Outstanding	906	933	995	1,088	1,054	1,269	1,526	1,624	1,788	1,852
Large Company Value Division
Front-Load Version
Accumulation Unit Value	$1.501	$1.637	$1.479	$1.287	$1.344	$1.194	$0.913	$0.787	$0.779	$0.705
Number of Units Outstanding	23	23	21	23	108	111	112	4	4	4
Back-Load Version
Accumulation Unit Value	$1.360	$1.495	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689
Number of Units Outstanding	67	39	41	80	103	81	88	105	105	91
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$2.718	$2.808	$2.478	$2.164	$2.175	$1.917	$1.436	$1.261	$1.255	$1.099
Number of Units Outstanding	162	202	235	306	465	471	484	534	697	677
Back-Load Version
Accumulation Unit Value	$2.345	$2.444	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024
Number of Units Outstanding	445	470	437	496	651	763	745	757	796	877
Equity Income Division
Front-Load Version
Accumulation Unit Value	$3.001	$3.324	$2.871	$2.419	$2.604	$2.434	$1.881	$1.611	$1.632	$1.421
Number of Units Outstanding	39	42	49	53	68	87	114	193	203	228
Back-Load Version
Accumulation Unit Value	$2.628	$2.936	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343
Number of Units Outstanding	190	296	381	472	525	683	766	959	870	945

40	Account A Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$5.000	$5.420	$4.524	$4.505	$4.491	$4.156	$3.324	$2.981	$3.190	$2.586
Number of Units Outstanding	284	287	309	326	347	336	367	395	405	370
Back-Load Version
Accumulation Unit Value	$8.647	$9.454	$7.958	$7.992	$8.035	$7.499	$6.049	$5.470	$5.904	$4.826
Number of Units Outstanding	415	448	468	545	624	742	905	962	1,075	1,220
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$4.867	$5.512	$4.772	$3.980	$4.094	$3.757	$2.832	$2.417	$2.475	$1.967
Number of Units Outstanding	27	36	45	38	61	62	72	118	160	207
Back-Load Version
Accumulation Unit Value	$4.120	$4.705	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797
Number of Units Outstanding	259	257	253	299	332	408	482	744	722	907
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.581	$4.126	$3.705	$3.019	$3.072	$2.643	$2.037	$1.755	$1.772	$1.484
Number of Units Outstanding	19	19	32	19	51	54	55	72	68	59
Back-Load Version
Accumulation Unit Value	$3.136	$3.644	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402
Number of Units Outstanding	132	144	137	139	137	130	123	170	179	213
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$5.314	$6.042	$4.989	$4.462	$4.466	$4.127	$2.989	$2.742	$2.831	$2.259
Number of Units Outstanding	18	24	25	33	44	66	81	62	122	134
Back-Load Version
Accumulation Unit Value	$4.498	$5.158	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063
Number of Units Outstanding	295	298	319	378	397	436	545	634	685	776
Index 600 Stock Division
Front-Load Version
Accumulation Unit Value	$2.135	$2.350	$2.090	$1.663	$1.710	$1.630	$1.163	$1.009	$1.004	$0.801
Number of Units Outstanding	16	16	41	17	17	24	24	30	26	11
Back-Load Version
Accumulation Unit Value	$1.934	$2.147	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783
Number of Units Outstanding	131	130	124	87	211	381	304	326	179	128
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.881	$4.465	$4.015	$3.045	$3.233	$3.239	$2.468	$2.130	$2.168	$1.785
Number of Units Outstanding	30	38	39	40	90	92	105	159	220	210
Back-Load Version
Accumulation Unit Value	$3.348	$3.885	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662
Number of Units Outstanding	127	144	176	212	308	418	448	543	573	590
International Growth Division
Front-Load Version
Accumulation Unit Value	$2.001	$2.264	$1.748	$1.817	$1.857	$1.952	$1.636	$1.392	$1.610	$1.388
Number of Units Outstanding	32	52	86	61	187	175	220	172	196	189
Back-Load Version
Accumulation Unit Value	$1.726	$1.970	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293
Number of Units Outstanding	314	404	401	525	595	652	680	728	738	813
Research International Core Division
Front-Load Version
Accumulation Unit Value	$1.055	$1.226	$0.960	$0.975	$0.990	$1.066	$0.900	$0.774	$0.868	$0.785
Number of Units Outstanding	10	8	86	16	20	24	25	175	35	24
Back-Load Version
Accumulation Unit Value	$0.955	$1.120	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767
Number of Units Outstanding	374	368	195	143	118	136	96	28	44	42
International Equity Division
Front-Load Version
Accumulation Unit Value	$3.757	$4.460	$3.661	$3.573	$3.668	$4.039	$3.341	$2.760	$3.083	$2.874
Number of Units Outstanding	117	138	170	186	254	259	295	417	490	528
Back-Load Version
Accumulation Unit Value	$3.741	$4.479	$3.708	$3.649	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089
Number of Units Outstanding	599	674	702	787	918	1,100	1,321	1,475	1,510	1,663

Account A Prospectus	41

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Emerging Markets Equity Division
Front-Load Version
Accumulation Unit Value	$1.018	$1.185	$0.931	$0.857	$0.980	$1.050	$1.111	$0.939	$1.159	$0.938
Number of Units Outstanding	56	88	183	201	359	338	293	177	180	174
Back-Load Version
Accumulation Unit Value	$0.922	$1.083	$0.857	$0.796	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917
Number of Units Outstanding	630	673	582	605	725	790	858	892	1,133	780
Government Money Market Division
Front-Load Version
Accumulation Unit Value	$1.632	$1.614	$1.611	$1.615	$1.621	$1.627	$1.632	$1.636	$1.640	$1.642
Number of Units Outstanding	5	4	33	11	13	5	125	121	230	246
Back-Load Version
Accumulation Unit Value	$2.784	$2.776	$2.794	$2.826	$2.861	$2.895	$2.928	$2.961	$2.994	$3.022
Number of Units Outstanding	184	181	179	235	297	450	606	641	913	1,258
Short-Term Bond Division
Front-Load Version
Accumulation Unit Value	$1.223	$1.212	$1.201	$1.186	$1.182	$1.182	$1.180	$1.161	$1.159	$1.123
Number of Units Outstanding	18	13	47	9	9	9	31	160	329	304
Back-Load Version
Accumulation Unit Value	$1.108	$1.107	$1.106	$1.102	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098
Number of Units Outstanding	216	260	627	228	245	397	74	46	54	44
Select Bond Division
Front-Load Version
Accumulation Unit Value	$3.139	$3.159	$3.062	$2.983	$2.979	$2.833	$2.907	$2.781	$2.606	$2.455
Number of Units Outstanding	165	197	265	235	458	421	473	772	709	808
Back-Load Version
Accumulation Unit Value	$13.910	$14.116	$13.798	$13.557	$13.655	$13.097	$13.554	$13.076	$12.356	$11.738
Number of Units Outstanding	137	187	173	191	241	304	370	372	382	392
Long-Term U.S. Government Bond Division
Front-Load Version
Accumulation Unit Value	$1.933	$1.982	$1.838	$1.825	$1.860	$1.509	$1.747	$1.691	$1.317	$1.195
Number of Units Outstanding	12	32	30	29	29	28	83	83	358	366
Back-Load Version
Accumulation Unit Value	$1.751	$1.810	$1.693	$1.695	$1.742	$1.426	$1.665	$1.625	$1.276	$1.168
Number of Units Outstanding	58	58	96	136	134	227	225	173	361	466
Inflation Protection Division
Front-Load Version
Accumulation Unit Value	$1.370	$1.412	$1.369	$1.313	$1.348	$1.312	$1.437	$1.344	$1.206	$1.146
Number of Units Outstanding	42	62	102	83	82	80	158	261	77	47
Back-Load Version
Accumulation Unit Value	$1.241	$1.290	$1.261	$1.220	$1.263	$1.240	$1.370	$1.292	$1.169	$1.121
Number of Units Outstanding	255	257	249	200	263	258	228	374	380	115
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$4.355	$4.494	$4.221	$3.699	$3.765	$3.736	$3.544	$3.125	$2.999	$2.629
Number of Units Outstanding	65	52	69	66	143	134	138	170	152	140
Back-Load Version
Accumulation Unit Value	$3.799	$3.954	$3.745	$3.309	$3.397	$3.400	$3.253	$2.892	$2.800	$2.475
Number of Units Outstanding	146	154	179	253	358	371	419	336	355	418
Multi-Sector Bond Division
Front-Load Version
Accumulation Unit Value	$1.769	$1.799	$1.667	$1.506	$1.547	$1.504	$1.534	$1.340	$1.282	$1.137
Number of Units Outstanding	186	175	256	205	413	384	351	415	158	152
Back-Load Version
Accumulation Unit Value	$1.602	$1.644	$1.535	$1.400	$1.449	$1.421	$1.462	$1.288	$1.242	$1.111
Number of Units Outstanding	660	888	800	921	861	987	759	887	533	294
Balanced Division
Front-Load Version
Accumulation Unit Value	$4.345	$4.519	$4.051	$3.817	$3.837	$3.649	$3.269	$2.992	$2.942	$2.638
Number of Units Outstanding	192	186	192	189	185	249	258	271	306	318
Back-Load Version
Accumulation Unit Value	$12.988	$13.623	$12.317	$11.702	$11.863	$11.379	$10.280	$9.490	$9.410	$8.511
Number of Units Outstanding	529	603	611	837	919	937	1,004	987	1,041	1,094

42	Account A Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$2.240	$2.365	$2.067	$1.925	$1.941	$1.854	$1.595	$1.443	$1.450	$1.288
Number of Units Outstanding	33	33	32	33	26	14	26	26	72	73
Back-Load Version
Accumulation Unit Value	$1.933	$2.058	$1.814	$1.704	$1.733	$1.668	$1.448	$1.321	$1.338	$1.199
Number of Units Outstanding	304	312	289	361	379	406	430	476	730	696

Fidelity® Variable Insurance Products
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$4.549	$5.360	$4.464	$4.005	$4.087	$3.870	$2.860	$2.507	$2.823	$2.205
Number of Units Outstanding	61	67	76	75	122	128	151	156	258	223
Back-Load Version
Accumulation Unit Value	$3.984	$4.733	$3.976	$3.597	$3.703	$3.536	$2.635	$2.329	$2.645	$2.083
Number of Units Outstanding	202	232	265	363	437	514	536	618	605	682
VIP Contrafund® Division
Front-Load Version
Accumulation Unit Value	$1.963	$2.111	$1.743	$1.625	$1.624	$1.461	$1.120	$0.968	$1.000	$0.859
Number of Units Outstanding	69	60	110	71	175	176	223	278	250	230
Back-Load Version
Accumulation Unit Value	$1.778	$1.929	$1.606	$1.510	$1.522	$1.380	$1.067	$0.931	$0.969	$0.839
Number of Units Outstanding	377	382	352	424	436	504	478	468	433	359

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity Division
Front-Load Version
Accumulation Unit Value	$1.896	$2.019	$1.712	$1.564	$1.578	$1.435	$1.047	$0.948	$0.982	$0.802
Number of Units Outstanding	—	3	34	10	17	19	76	143	11	11
Back-Load Version
Accumulation Unit Value	$1.717	$1.845	$1.577	$1.454	$1.479	$1.356	$0.998	$0.911	$0.951	$0.784
Number of Units Outstanding	144	142	92	80	88	177	158	305	55	46

Russell Investment Funds
U.S. Strategic Equity Division
Front-Load Version
Accumulation Unit Value	$2.039	$2.265	$1.883	$1.709	$1.697	$1.525	$1.152	$1.000	$1.020	$0.879
Number of Units Outstanding	3	3	8	8	8	7	7	7	75	75
Back-Load Version
Accumulation Unit Value	$1.726	$1.934	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803
Number of Units Outstanding	329	368	411	677	914	967	1,155	1,226	1,254	1,481
U.S. Small Cap Equity Division
Front-Load Version
Accumulation Unit Value	$2.808	$3.202	$2.784	$2.356	$2.548	$2.519	$1.807	$1.566	$1.641	$1.320
Number of Units Outstanding	6	6	6	5	5	5	17	17	73	66
Back-Load Version
Accumulation Unit Value	$2.376	$2.734	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206
Number of Units Outstanding	117	147	167	237	288	344	391	446	456	530
International Developed Markets Division
Front-Load Version
Accumulation Unit Value	$1.767	$2.084	$1.674	$1.642	$1.671	$1.756	$1.446	$1.212	$1.397	$1.258
Number of Units Outstanding	98	96	101	177	167	160	173	181	269	311
Back-Load Version
Accumulation Unit Value	$1.496	$1.779	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150
Number of Units Outstanding	251	260	321	534	687	685	728	785	848	942

Account A Prospectus	43

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Strategic Bond Division
Front-Load Version
Accumulation Unit Value	$2.282	$2.310	$2.233	$2.174	$2.186	$2.081	$2.121	$1.965	$1.884	$1.719
Number of Units Outstanding	115	121	151	141	193	184	221	405	169	176
Back-Load Version
Accumulation Unit Value	$1.931	$1.972	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571
Number of Units Outstanding	623	646	607	794	944	1,011	778	580	607	869
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$4.492	$4.784	$4.296	$4.187	$4.194	$3.669	$3.554	$2.798	$3.022	$2.468
Number of Units Outstanding	43	53	65	70	110	111	113	138	177	225
Back-Load Version
Accumulation Unit Value	$3.802	$4.084	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255
Number of Units Outstanding	283	317	333	394	431	462	443	498	528	571

Russell Investment Funds LifePoints® Variable Target Portfolio Series
Moderate Strategy Division
Front-Load Version
Accumulation Unit Value	$1.502	$1.586	$1.449	$1.351	$1.379	$1.321	$1.242	$1.123	$1.126	$1.004
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.360	$1.449	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981
Number of Units Outstanding	179	117	348	588	575	192	45	45	45	97
Balanced Strategy Division
Front-Load Version
Accumulation Unit Value	$1.471	$1.585	$1.421	$1.308	$1.344	$1.290	$1.152	$1.024	$1.054	$0.928
Number of Units Outstanding	—	—	—	—	109	107	103	99	—	—
Back-Load Version
Accumulation Unit Value	$1.333	$1.448	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907
Number of Units Outstanding	291	328	386	334	415	473	404	466	221	227
Growth Strategy Division
Front-Load Version
Accumulation Unit Value	$1.406	$1.536	$1.333	$1.220	$1.267	$1.226	$1.056	$0.928	$0.978	$0.854
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.274	$1.403	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834
Number of Units Outstanding	14	30	39	168	182	154	182	912	574	534
Equity Growth Strategy Division
Front-Load Version
Accumulation Unit Value	$1.315	$1.458	$1.245	$1.128	$1.178	$1.143	$0.958	$0.831	$0.890	$0.776
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.191	$1.332	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759
Number of Units Outstanding	1	1	1	34	31	30	28	26	5	9

Credit Suisse Trust
	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Front-Load Version
Accumulation Unit Value	$4.298	$4.885	$4.831	$4.330	$5.799	$7.009
Number of Units Outstanding	1	1	17	16	27	24
Back-Load Version
Accumulation Unit Value	$4.027	$4.616	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	59	60	39	18	20	18

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

44	Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Accumulation Unit Value	$5.473	$5.473	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415
Number of Units Outstanding	445	536	558	883	987	1,097	1,370	1,623	1,779	2,255
Focused Appreciation Division
Accumulation Unit Value	$4.291	$4.450	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756
Number of Units Outstanding	515	589	1,048	1,218	1,336	1,564	1,640	1,912	2,476	2,559
Large Cap Core Stock Division
Accumulation Unit Value	$3.665	$3.949	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928
Number of Units Outstanding	411	410	448	653	801	830	1,227	1,464	1,785	2,124
Large Cap Blend Division
Accumulation Unit Value	$1.481	$1.563	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688
Number of Units Outstanding	322	333	386	392	417	479	496	600	783	920
Index 500 Stock Division
Accumulation Unit Value	$9.177	$9.738	$8.114	$7.353	$7.359	$6.568	$5.036	$4.406	$4.376	$3.856
Number of Units Outstanding	1,547	1,740	2,289	2,565	2,883	3,105	3,585	3,963	4,594	5,256
Large Company Value Division
Accumulation Unit Value	$1.360	$1.495	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689
Number of Units Outstanding	488	436	404	410	450	530	297	449	449	464
Domestic Equity Division
Accumulation Unit Value	$2.345	$2.444	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024
Number of Units Outstanding	1,047	1,199	1,481	1,990	2,053	2,160	2,407	3,092	3,777	3,909
Equity Income Division
Accumulation Unit Value	$2.628	$2.936	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343
Number of Units Outstanding	832	988	1,253	1,638	1,745	1,963	1,816	1,753	1,864	1,797
Mid Cap Growth Stock Division
Accumulation Unit Value	$8.647	$9.454	$7.958	$7.992	$8.035	$7.499	$6.049	$5.470	$5.904	$4.826
Number of Units Outstanding	996	1,084	1,363	1,692	1,882	2,026	2,552	2,886	3,145	3,430
Index 400 Stock Division
Accumulation Unit Value	$4.120	$4.705	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797
Number of Units Outstanding	920	1,062	1,074	1,253	1,324	1,359	1,593	1,725	1,891	2,259
Mid Cap Value Division
Accumulation Unit Value	$3.136	$3.644	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402
Number of Units Outstanding	359	416	499	516	488	499	496	521	658	715
Small Cap Growth Stock Division
Accumulation Unit Value	$4.498	$5.158	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063
Number of Units Outstanding	487	586	637	801	1,008	1,200	1,633	1,832	1,812	1,948
Index 600 Stock Division
Accumulation Unit Value	$1.934	$2.147	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783
Number of Units Outstanding	697	741	664	534	498	435	366	309	403	195
Small Cap Value Division
Accumulation Unit Value	$3.348	$3.885	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662
Number of Units Outstanding	418	518	610	856	1,014	1,170	1,295	1,438	1,713	1,891
International Growth Division
Accumulation Unit Value	$1.726	$1.970	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293
Number of Units Outstanding	1,037	1,067	1,338	1,496	1,595	1,661	1,846	2,315	2,525	2,594
Research International Core Division
Accumulation Unit Value	$0.955	$1.120	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767
Number of Units Outstanding	1,036	941	818	565	807	835	557	606	576	537
International Equity Division
Accumulation Unit Value	$3.741	$4.479	$3.708	$3.649	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089
Number of Units Outstanding	2,040	2,297	2,611	3,037	3,296	3,533	4,274	4,978	5,854	6,427
Emerging Markets Equity Division
Accumulation Unit Value	$0.922	$1.083	$0.857	$0.796	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917
Number of Units Outstanding	2,127	2,123	2,252	2,001	2,081	2,000	1,448	1,879	1,638	1,760
Government Money Market Division
Accumulation Unit Value	$2.784	$2.776	$2.794	$2.826	$2.861	$2.895	$2.928	$2.961	$2.994	$3.022
Number of Units Outstanding	1,298	1,946	2,804	1,667	1,658	1,918	3,439	2,854	2,773	3,535
Short-Term Bond Division
Accumulation Unit Value	$1.108	$1.107	$1.106	$1.102	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098
Number of Units Outstanding	2,931	3,069	3,043	963	1,092	1,536	1,591	1,045	885	453

Account A Prospectus	45

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Select Bond Division
Accumulation Unit Value	$13.910	$14.116	$13.798	$13.557	$13.655	$13.097	$13.554	$13.076	$12.356	$11.738
Number of Units Outstanding	688	745	787	842	922	979	1,075	1,130	1,349	1,464
Long-Term U.S. Government Bond Division
Accumulation Unit Value	$1.751	$1.810	$1.693	$1.696	$1.743	$1.426	$1.665	$1.625	$1.276	$1.168
Number of Units Outstanding	187	680	975	758	778	753	860	956	962	992
Inflation Protection Division
Accumulation Unit Value	$1.241	$1.290	$1.261	$1.220	$1.263	$1.240	$1.370	$1.292	$1.169	$1.121
Number of Units Outstanding	928	977	1,317	1,374	1,488	1,659	1,820	1,602	1,175	931
High Yield Bond Division
Accumulation Unit Value	$3.799	$3.954	$3.745	$3.309	$3.397	$3.400	$3.253	$2.892	$2.800	$2.475
Number of Units Outstanding	500	536	525	563	762	841	871	944	998	1,039
Multi-Sector Bond Division
Accumulation Unit Value	$1.602	$1.644	$1.535	$1.400	$1.449	$1.421	$1.462	$1.288	$1.242	$1.111
Number of Units Outstanding	2,425	2,257	2,050	1,753	1,828	1,990	1,935	1,770	1,279	891
Balanced Division
Accumulation Unit Value	$12.988	$13.623	$12.317	$11.702	$11.863	$11.379	$10.280	$9.490	$9.410	$8.511
Number of Units Outstanding	4,711	5,040	5,460	6,419	6,822	7,306	7,865	8,432	9,348	9,929
Asset Allocation Division
Accumulation Unit Value	$1.933	$2.058	$1.814	$1.704	$1.733	$1.668	$1.448	$1.321	$1.338	$1.199
Number of Units Outstanding	778	769	826	1,329	1,368	1,705	1,390	1,423	1,819	1,874

Fidelity® Variable Insurance Products
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Accumulation Unit Value	$3.984	$4.733	$3.976	$3.597	$3.703	$3.536	$2.635	$2.329	$2.645	$2.083
Number of Units Outstanding	481	629	728	916	1,119	1,354	1,503	1,927	2,159	1,954
VIP Contrafund® Division
Accumulation Unit Value	$1.778	$1.929	$1.606	$1.510	$1.522	$1.380	$1.067	$0.931	$0.969	$0.839
Number of Units Outstanding	1,237	1,392	1,600	1,667	1,691	1,753	1,762	1,807	1,706	1,312

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity
Accumulation Unit Value	$1.717	$1.845	$1.577	$1.454	$1.479	$1.356	$0.998	$0.911	$0.951	$0.784
Number of Units Outstanding	347	378	461	417	446	499	379	445	292	239

Russell Investment Funds
U.S. Strategic Equity Division
Accumulation Unit Value	$1.726	$1.934	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803
Number of Units Outstanding	675	709	881	1,112	1,235	1,338	1,332	1,517	1,823	2,068
U.S. Small Cap Equity Division
Accumulation Unit Value	$2.376	$2.734	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206
Number of Units Outstanding	436	458	548	745	763	818	842	792	849	956
International Developed Markets Division
Accumulation Unit Value	$1.496	$1.779	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150
Number of Units Outstanding	592	664	820	1,275	1,280	1,320	1,467	1,646	1,740	1,999
Strategic Bond Division
Accumulation Unit Value	$1.931	$1.972	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571
Number of Units Outstanding	1,140	1,161	1,289	1,277	1,193	1,286	1,108	1,036	963	1,205
Global Real Estate Securities Division
Accumulation Unit Value	$3.802	$4.084	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255
Number of Units Outstanding	730	846	1,155	1,223	1,329	1,401	1,455	1,638	1,784	1,950

46	Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Moderate Strategy Division
Accumulation Unit Value	$1.360	$1.449	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981
Number of Units Outstanding	728	739	345	749	760	768	694	685	125	252
Balanced Strategy Division
Accumulation Unit Value	$1.333	$1.448	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907
Number of Units Outstanding	512	575	513	592	1,326	1,406	1,247	1,492	819	899
Growth Strategy Division
Accumulation Unit Value	$1.274	$1.403	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834
Number of Units Outstanding	56	139	135	179	173	252	223	220	77	129
Equity Growth Strategy Division
Accumulation Unit Value	$1.191	$1.332	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759
Number of Units Outstanding	8	8	8	8	10	254	270	263	140	140

Credit Suisse Trust
	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Accumulation Unit Value	$4.027	$4.616	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	205	190	188	165	148	126

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account A Prospectus	47

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Accumulation Unit Value	$6.192	$6.161	$4.995	$4.911	$4.668	$4.314	$3.199	$2.854	$2.913	$2.612
Number of Units Outstanding	23	27	24	28	28	28	29	31	31	32
Focused Appreciation Division
Accumulation Unit Value	$4.641	$4.788	$3.610	$3.436	$3.046	$2.804	$2.190	$1.837	$1.971	$1.816
Number of Units Outstanding	11	14	15	21	15	8	8	17	43	43
Large Cap Core Stock Division
Accumulation Unit Value	$4.146	$4.446	$3.587	$3.360	$3.492	$3.240	$2.539	$2.292	$2.337	$2.085
Number of Units Outstanding	18	19	15	15	15	18	27	33	33	33
Large Cap Blend Division
Accumulation Unit Value	$1.571	$1.648	$1.395	$1.233	$1.273	$1.140	$0.877	$0.767	$0.791	$0.697
Number of Units Outstanding	17	18	6	47	47	53	13	19	19	19
Index 500 Stock Division
Accumulation Unit Value	$10.559	$11.149	$9.244	$8.335	$8.300	$7.371	$5.624	$4.895	$4.837	$4.242
Number of Units Outstanding	332	359	441	655	855	1,062	1,185	1,298	1,364	1,555
Large Company Value Division
Accumulation Unit Value	$1.442	$1.577	$1.430	$1.249	$1.309	$1.167	$0.895	$0.775	$0.769	$0.698
Number of Units Outstanding	13	14	5	5	18	4	3	21	26	25
Domestic Equity Division
Accumulation Unit Value	$2.559	$2.653	$2.349	$2.058	$2.076	$1.836	$1.380	$1.216	$1.215	$1.068
Number of Units Outstanding	5	6	114	126	43	53	13	39	43	45
Equity Income Division
Accumulation Unit Value	$2.842	$3.159	$2.738	$2.315	$2.501	$2.345	$1.819	$1.563	$1.589	$1.388
Number of Units Outstanding	15	15	92	93	184	196	164	188	178	178
Mid Cap Growth Stock Division
Accumulation Unit Value	$9.951	$10.825	$9.066	$9.059	$9.063	$8.416	$6.754	$6.078	$6.527	$5.309
Number of Units Outstanding	15	16	22	25	27	49	77	79	81	82
Index 400 Stock Division
Accumulation Unit Value	$4.546	$5.166	$4.489	$3.757	$3.877	$3.570	$2.701	$2.313	$2.376	$1.896
Number of Units Outstanding	11	15	16	19	22	19	35	40	42	69
Mid Cap Value Division
Accumulation Unit Value	$3.392	$3.921	$3.533	$2.889	$2.950	$2.547	$1.970	$1.703	$1.726	$1.450
Number of Units Outstanding	4	3	11	12	16	9	2	12	14	14
Small Cap Growth Stock Division
Accumulation Unit Value	$4.963	$5.663	$4.692	$4.211	$4.229	$3.922	$2.851	$2.624	$2.719	$2.177
Number of Units Outstanding	22	25	29	34	43	45	56	67	64	65
Index 600 Stock Division
Accumulation Unit Value	$2.050	$2.265	$2.021	$1.614	$1.665	$1.593	$1.141	$0.993	$0.991	$0.793
Number of Units Outstanding	6	5	6	7	7	27	13	15	13	13
Small Cap Value Division
Accumulation Unit Value	$3.653	$4.218	$3.806	$2.896	$3.086	$3.102	$2.372	$2.055	$2.099	$1.734
Number of Units Outstanding	17	16	29	23	35	41	53	70	84	81
International Growth Division
Accumulation Unit Value	$1.884	$2.139	$1.657	$1.729	$1.772	$1.870	$1.573	$1.343	$1.558	$1.348
Number of Units Outstanding	9	13	5	5	6	16	17	33	41	42
Research International Core Division
Accumulation Unit Value	$1.013	$1.182	$0.929	$0.946	$0.964	$1.041	$0.882	$0.761	$0.857	$0.777
Number of Units Outstanding	8	8	16	17	19	18	18	11	11	13
International Equity Division
Accumulation Unit Value	$4.254	$5.067	$4.174	$4.087	$4.211	$4.652	$3.862	$3.202	$3.588	$3.358
Number of Units Outstanding	23	24	35	49	52	54	59	71	88	95
Emerging Markets Equity Division
Accumulation Unit Value	$0.977	$1.142	$0.900	$0.831	$0.954	$1.026	$1.090	$0.924	$1.144	$0.929
Number of Units Outstanding	23	24	15	16	27	31	50	56	58	59
Government Money Market Division
Accumulation Unit Value	$3.350	$3.324	$3.329	$3.349	$3.374	$3.397	$3.419	$3.440	$3.461	$3.477
Number of Units Outstanding	90	72	72	123	127	93	101	178	202	162
Short-Term Bond Division
Accumulation Unit Value	$1.174	$1.167	$1.161	$1.150	$1.151	$1.155	$1.157	$1.143	$1.145	$1.113
Number of Units Outstanding	7	6	23	24	32	119	187	23	24	25

48	Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Select Bond Division
Accumulation Unit Value	$16.742	$16.904	$16.441	$16.073	$16.109	$15.374	$15.831	$15.197	$14.288	$13.505
Number of Units Outstanding	33	35	85	88	116	131	154	157	162	164
Long-Term U.S. Government Bond Division
Accumulation Unit Value	$1.857	$1.910	$1.777	$1.771	$1.811	$1.475	$1.713	$1.664	$1.300	$1.184
Number of Units Outstanding	7	—	17	1	27	29	30	9	6	15
Inflation Protection Division
Accumulation Unit Value	$1.315	$1.361	$1.324	$1.274	$1.312	$1.282	$1.409	$1.322	$1.190	$1.136
Number of Units Outstanding	1	—	13	14	15	5	109	33	22	21
High Yield Bond Division
Accumulation Unit Value	$4.298	$4.451	$4.195	$3.688	$3.767	$3.752	$3.571	$3.159	$3.043	$2.677
Number of Units Outstanding	8	12	10	11	20	20	25	15	14	14
Multi-Sector Bond Division
Accumulation Unit Value	$1.698	$1.734	$1.612	$1.462	$1.506	$1.470	$1.504	$1.319	$1.266	$1.126
Number of Units Outstanding	11	10	12	14	21	15	30	18	16	18
Balanced Division
Accumulation Unit Value	$15.630	$16.311	$14.674	$13.871	$13.992	$13.355	$12.004	$11.026	$10.879	$9.790
Number of Units Outstanding	148	193	246	327	349	367	388	469	549	683
Asset Allocation Division
Accumulation Unit Value	$2.109	$2.234	$1.959	$1.831	$1.853	$1.775	$1.533	$1.391	$1.403	$1.251
Number of Units Outstanding	16	17	28	29	54	53	95	56	36	36

Fidelity® Variable Insurance Products
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Accumulation Unit Value	$4.309	$5.094	$4.258	$3.833	$3.925	$3.730	$2.766	$2.432	$2.749	$2.154
Number of Units Outstanding	13	13	22	23	40	37	39	56	71	58
VIP Contrafund® Division
Accumulation Unit Value	$1.885	$2.034	$1.686	$1.577	$1.582	$1.427	$1.098	$0.953	$0.987	$0.851
Number of Units Outstanding	12	13	21	22	23	32	33	84	64	67

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity Division
Accumulation Unit Value	$1.821	$1.946	$1.655	$1.518	$1.537	$1.402	$1.027	$0.932	$0.969	$0.795
Number of Units Outstanding	—	—	5	6	17	30	—	11	9	8

Russell Investment Funds
U.S. Strategic Equity Division
Accumulation Unit Value	$1.904	$2.123	$1.771	$1.613	$1.607	$1.450	$1.099	$0.957	$0.979	$0.847
Number of Units Outstanding	—	—	—	—	—	10	10	10	10	10
U.S. Small Cap Equity Division
Accumulation Unit Value	$2.622	$3.002	$2.619	$2.223	$2.414	$2.394	$1.723	$1.499	$1.576	$1.272
Number of Units Outstanding	—	—	4	4	33	51	34	45	47	54
International Developed Markets Division
Accumulation Unit Value	$1.651	$1.954	$1.575	$1.550	$1.583	$1.669	$1.379	$1.160	$1.341	$1.213
Number of Units Outstanding	2	2	3	7	7	7	14	24	26	39
Strategic Bond Division
Accumulation Unit Value	$2.131	$2.165	$2.100	$2.052	$2.070	$1.978	$2.022	$1.880	$1.809	$1.657
Number of Units Outstanding	1	—	10	10	11	11	20	16	12	21
Global Real Estate Securities Division
Accumulation Unit Value	$4.196	$4.484	$4.041	$3.952	$3.972	$3.487	$3.390	$2.677	$2.902	$2.379
Number of Units Outstanding	6	6	35	36	43	46	54	66	118	121

Account A Prospectus	49

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Moderate Strategy Division
Accumulation Unit Value	$1.442	$1.529	$1.401	$1.310	$1.343	$1.291	$1.218	$1.105	$1.112	$0.994
Number of Units Outstanding	15	17	18	41	45	48	52	55	27	—
Balanced Strategy Division
Accumulation Unit Value	$1.413	$1.527	$1.374	$1.269	$1.309	$1.261	$1.130	$1.008	$1.040	$0.919
Number of Units Outstanding	30	30	30	30	30	30	30	30	—	—
Growth Strategy Division
Accumulation Unit Value	$1.350	$1.480	$1.289	$1.184	$1.233	$1.198	$1.035	$0.913	$0.966	$0.846
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Equity Growth Strategy Division
Accumulation Unit Value	$1.263	$1.405	$1.204	$1.094	$1.147	$1.117	$0.939	$0.818	$0.879	$0.769
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—

Credit Suisse Trust
	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Accumulation Unit Value	$4.185	$4.773	$4.737	$4.260	$5.725	$7.019
Number of Units Outstanding	5	5	3	3	5	2,399

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%

50	Account A Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888- 455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2018	$981,351
2017	$1,006,163
2016	$1,152,645

NMIS also provides certain services related to the administration of certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Internal Revenue Code of

1986, as amended, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

EXPERTS

The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of NML Variable Annuity Account A as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2018

Northwestern Mutual Variable Annuity Account A

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Divisions of NML Variable Annuity Account A indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the NML Variable Annuity Account A as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the NML Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Divisions in the NML Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2019

We have served as the auditor of one or more of the Divisions in NML Variable Annuity Account A since 1968.

2

Northwestern Mutual Variable Annuity Account A

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$14,534	$28,247	$7,411	$888	$97,579
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	4	-	10

Total Assets	14,534	28,248	7,415	888	97,589

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	6	-	8	-	155

Total Liabilities	6	-	8	-	155

Total Net Assets	$14,528	$28,248	$7,407	$888	$97,434

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$142	$52	$76	$27	$3,504
Annuity Reserves	2	2	1	-	139
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	2,438	2,211	1,505	476	14,200
Annuity Reserves	27	25	62	10	552
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	132	318	292	-	565
Annuity Reserves	4	-	6	-	29
Back Load Version
Accumulation Units (5)	2,167	1,046	1,052	26	8,312
Annuity Reserves	-	-	-	-	2
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	244	600	294	51	1,667
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	555	1,006	385	87	2,261
Class B Accumulation Units (8)	841	1,672	586	199	3,023
Annuity Reserves	-	-	-	12	8
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	7,941	20,979	3,133	-	62,205
Annuity Reserves	35	337	15	-	967

Total Net Assets	$14,528	$28,248	$7,407	$888	$97,434

(1) Investments, at cost	$15,187	$27,020	$9,154	$875	$87,561
Mutual Fund Shares Held	5,277	11,004	5,644	812	21,264
(2) Accumulation Unit Value	$6.191870	$4.641257	$4.146023	$1.570522	$10.559216
Units Outstanding	23	11	18	17	332
(3) Accumulation Unit Value	$5.472954	$4.291278	$3.664567	$1.481405	$9.176690
Units Outstanding	445	515	411	322	1,547
(4) Accumulation Unit Value	$6.184163	$4.900511	$4.139488	$1.635495	$6.995180
Units Outstanding	21	65	70	-	81
(5) Accumulation Unit Value	$5.472954	$4.291278	$3.664567	$1.481405	$9.176690
Units Outstanding	396	244	287	18	906
(6) Accumulation Unit Value	$1.979137	$4.825288	$1.601352	$1.616768	$2.147933
Units Outstanding	123	124	184	32	776
(7) Accumulation Unit Value	$1.979137	$4.825288	$1.601352	$1.616768	$2.147933
Units Outstanding	281	209	241	54	1,053
(8) Accumulation Unit Value	$5.472954	$4.291278	$3.664567	$1.481405	$9.176690
Units Outstanding	154	390	160	134	329
(9) Accumulation Unit Value	$2.073988	$4.939933	$1.746744	$1.645237	$2.270665
Units Outstanding	3,829	4,247	1,793	-	27,396

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$8,310	$26,967	$30,770	$18,904	$30,639
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	3	2	1

Total Assets	8,311	26,967	30,773	18,906	30,640

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	2	-	4	6	35

Total Liabilities	2	-	4	6	35

Total Net Assets	$8,309	$26,967	$30,769	$18,900	$30,605

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$19	$14	$43	$154	$50
Annuity Reserves	1	2	1	3	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	664	2,455	2,186	8,616	3,789
Annuity Reserves	51	30	24	54	129
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	35	441	116	1,420	133
Annuity Reserves	-	-	-	20	22
Back Load Version
Accumulation Units (5)	91	1,044	500	3,584	1,067
Annuity Reserves	-	-	-	2	2
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	114	451	683	218	693
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	96	1,415	725	436	1,049
Class B Accumulation Units (8)	361	1,645	1,112	473	1,169
Annuity Reserves	-	-	-	2	-
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	6,759	19,215	25,021	3,885	22,198
Annuity Reserves	118	255	358	33	304

Total Net Assets	$8,309	$26,967	$30,769	$18,900	$30,605

(1) Investments, at cost	$9,600	$26,121	$33,755	$22,556	$34,028
Mutual Fund Shares Held	9,338	17,409	20,085	7,025	17,659
(2) Accumulation Unit Value	$1.441503	$2.558733	$2.842283	$9.950519	$4.546352
Units Outstanding	13	5	15	15	11
(3) Accumulation Unit Value	$1.359607	$2.345210	$2.627977	$8.647231	$4.120095
Units Outstanding	488	1,047	832	996	920
(4) Accumulation Unit Value	$1.501123	$2.718248	$3.001065	$5.000186	$4.867482
Units Outstanding	23	162	39	284	27
(5) Accumulation Unit Value	$1.359607	$2.345210	$2.627977	$8.647231	$4.120095
Units Outstanding	67	445	190	415	259
(6) Accumulation Unit Value	$1.483870	$2.671960	$2.955079	$1.573756	$3.769499
Units Outstanding	78	169	231	139	184
(7) Accumulation Unit Value	$1.483870	$2.671960	$2.955079	$1.573756	$3.769499
Units Outstanding	64	530	245	277	278
(8) Accumulation Unit Value	$1.359607	$2.345210	$2.627977	$8.647231	$4.120095
Units Outstanding	265	701	423	55	284
(9) Accumulation Unit Value	$1.510098	$2.742575	$3.025261	$1.646579	$3.985981
Units Outstanding	4,476	7,007	8,270	2,361	5,569

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$14,463	$7,827	$14,191	$11,432	$27,290
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	1	-	1	1

Total Assets	14,465	7,828	14,191	11,433	27,291

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	1	-	23	19	-

Total Liabilities	1	-	23	19	-

Total Net Assets	$14,464	$7,828	$14,168	$11,414	$27,291

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$14	$109	$12	$63	$17
Annuity Reserves	-	1	-	-	1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,126	2,189	1,349	1,400	1,790
Annuity Reserves	9	41	10	8	38
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	68	96	34	116	64
Annuity Reserves	-	-	-	-	-
Back Load Version
Accumulation Units (5)	414	1,325	253	424	543
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	327	352	160	477	814
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	484	652	301	959	636
Class B Accumulation Units (8)	1,136	685	605	972	1,067
Annuity Reserves	12	-	-	9	-
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	10,718	2,352	11,308	6,818	22,122
Annuity Reserves	156	26	136	168	199

Total Net Assets	$14,464	$7,828	$14,168	$11,414	$27,291

(1) Investments, at cost	$16,968	$8,104	$14,750	$12,846	$27,117
Mutual Fund Shares Held	10,128	3,336	11,289	5,593	19,577
(2) Accumulation Unit Value	$3.391656	$4.962808	$2.050429	$3.653199	$1.883540
Units Outstanding	4	22	6	17	9
(3) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176	$1.726341
Units Outstanding	359	487	697	418	1,037
(4) Accumulation Unit Value	$3.581125	$5.313519	$2.135226	$3.880718	$2.000889
Units Outstanding	19	18	16	30	32
(5) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176	$1.726341
Units Outstanding	132	295	131	127	314
(6) Accumulation Unit Value	$3.526276	$2.392969	$2.110804	$3.814555	$1.966846
Units Outstanding	93	147	76	125	414
(7) Accumulation Unit Value	$3.526276	$2.392969	$2.110804	$3.814555	$1.966846
Units Outstanding	137	273	142	252	323
(8) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176	$1.726341
Units Outstanding	362	152	313	290	618
(9) Accumulation Unit Value	$3.609939	$2.393724	$2.148073	$3.915385	$2.018813
Units Outstanding	2,969	982	5,265	1,741	10,960

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$25,430	$61,494	$50,401	$25,729	$36,897
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	3	1	26	-

Total Assets	25,432	61,497	50,402	25,755	36,897

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	33	9	61	6	-

Total Liabilities	33	9	61	6	-

Total Net Assets	$25,399	$61,488	$50,341	$25,749	$36,897

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$8	$99	$23	$302	$8
Annuity Reserves	1	1	1	8	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	990	7,632	1,961	3,612	3,247
Annuity Reserves	12	121	33	32	21
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	11	440	57	7	22
Annuity Reserves	-	5	-	-	-
Back Load Version
Accumulation Units (5)	357	2,242	581	513	239
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	419	1,179	601	70	261
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	311	1,674	442	2,091	590
Class B Accumulation Units (8)	815	2,104	1,029	864	611
Annuity Reserves	-	5	-	-	-
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	21,999	45,396	44,910	17,979	31,369
Annuity Reserves	476	590	703	271	529

Total Net Assets	$25,399	$61,488	$50,341	$25,749	$36,897

(1) Investments, at cost	$26,734	$69,450	$51,182	$25,729	$36,975
Mutual Fund Shares Held	28,832	38,920	53,618	25,729	35,787
(2) Accumulation Unit Value	$1.012761	$4.254093	$0.977484	$3.349646	$1.174266
Units Outstanding	8	23	23	90	7
(3) Accumulation Unit Value	$0.955206	$3.741337	$0.922016	$2.783765	$1.107847
Units Outstanding	1,036	2,040	2,127	1,298	2,931
(4) Accumulation Unit Value	$1.054613	$3.757400	$1.017946	$1.632052	$1.223160
Units Outstanding	10	117	56	5	18
(5) Accumulation Unit Value	$0.955206	$3.741337	$0.922016	$2.783765	$1.107847
Units Outstanding	374	599	630	184	216
(6) Accumulation Unit Value	$1.042564	$1.893505	$1.006276	$1.255967	$1.209269
Units Outstanding	402	623	597	55	216
(7) Accumulation Unit Value	$1.042564	$1.893505	$1.006276	$1.255967	$1.209269
Units Outstanding	299	884	440	1,665	488
(8) Accumulation Unit Value	$0.955206	$3.741337	$0.922016	$2.783765	$1.107847
Units Outstanding	853	562	1,116	310	552
(9) Accumulation Unit Value	$1.060996	$1.908282	$1.024040	$1.273783	$1.230522
Units Outstanding	20,734	23,789	43,856	14,115	25,493

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$117,970	$12,204	$31,225	$41,653	$88,528
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	-	-	1	1

Total Assets	117,972	12,204	31,225	41,654	88,529

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	11	-	18	20	26

Total Liabilities	11	-	18	20	26

Total Net Assets	$117,961	$12,204	$31,207	$41,634	$88,503

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$555	$12	$1	$36	$18
Annuity Reserves	3	1	-	-	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	9,572	328	1,152	1,901	3,885
Annuity Reserves	388	40	11	39	37
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	518	24	57	283	329
Annuity Reserves	4	-	-	3	-
Back Load Version
Accumulation Units (5)	1,902	102	317	555	1,057
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	1,889	156	385	473	782
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	3,152	209	383	551	701
Class B Accumulation Units (8)	3,775	307	645	884	1,239
Annuity Reserves	26	-	-	-	-
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	93,602	11,003	27,664	36,210	79,418
Annuity Reserves	2,575	22	592	699	1,035

Total Net Assets	$117,961	$12,204	$31,207	$41,634	$88,503

(1) Investments, at cost	$121,439	$13,061	$32,718	$44,850	$91,347
Mutual Fund Shares Held	96,223	12,096	29,375	60,630	84,554
(2) Accumulation Unit Value	$16.741563	$1.856620	$1.315202	$4.297701	$1.698383
Units Outstanding	33	7	1	8	11
(3) Accumulation Unit Value	$13.909768	$1.751302	$1.240557	$3.798736	$1.602009
Units Outstanding	688	187	928	500	2,425
(4) Accumulation Unit Value	$3.139288	$1.933426	$1.369638	$4.354710	$1.768569
Units Outstanding	165	12	42	65	186
(5) Accumulation Unit Value	$13.909768	$1.751302	$1.240557	$3.798736	$1.602009
Units Outstanding	137	58	255	146	660
(6) Accumulation Unit Value	$2.277116	$1.911250	$1.353922	$2.924589	$1.748377
Units Outstanding	830	82	284	162	447
(7) Accumulation Unit Value	$2.277116	$1.911250	$1.353922	$2.924589	$1.748377
Units Outstanding	1,384	109	283	188	401
(8) Accumulation Unit Value	$13.909768	$1.751302	$1.240557	$3.798736	$1.602009
Units Outstanding	271	176	520	233	773
(9) Accumulation Unit Value	$2.316621	$1.945014	$1.377840	$3.004797	$1.779214
Units Outstanding	40,404	5,657	20,079	12,051	44,636

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$80,540	$3,614	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	19,303	35,650	-
Neuberger Berman Advisers Management Trust	-	-	-	-	11,554
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	21	-	1	4	3

Total Assets	80,561	3,614	19,304	35,654	11,557

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	91	-	26	-	2

Total Liabilities	91	-	26	-	2

Total Net Assets	$80,470	$3,614	$19,278	$35,654	$11,555

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$2,370	$34	$54	$23	$-
Annuity Reserves	1,529	-	-	1	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	61,181	1,505	1,918	2,200	598
Annuity Reserves	2,109	92	53	15	7
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	831	74	279	136	-
Annuity Reserves	376	-	-	-	-
Back Load Version
Accumulation Units (5)	6,873	589	804	671	247
Annuity Reserves	12	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	868	13	882	630	392
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	1,771	646	814	1,027	280
Class B Accumulation Units (8)	2,433	660	1,016	1,515	589
Annuity Reserves	-	1	-	-	-
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	117	-	13,200	29,007	9,277
Annuity Reserves	-	-	258	429	165

Total Net Assets	$80,470	$3,614	$19,278	$35,654	$11,555

(1) Investments, at cost	$83,824	$3,906	$22,029	$37,279	$11,865
Mutual Fund Shares Held	59,221	3,297	661	1,139	509
(2) Accumulation Unit Value	$15.629511	$2.108975	$4.308748	$1.885092	$1.820776
Units Outstanding	148	16	13	12	-
(3) Accumulation Unit Value	$12.988449	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	4,711	778	481	1,237	347
(4) Accumulation Unit Value	$4.345260	$2.240383	$4.549428	$1.962997	$1.896182
Units Outstanding	192	33	61	69	-
(5) Accumulation Unit Value	$12.988449	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	529	304	202	377	144
(6) Accumulation Unit Value	$1.972675	$2.202265	$4.479672	$1.940594	$1.874364
Units Outstanding	440	6	197	325	209
(7) Accumulation Unit Value	$1.972675	$2.202265	$4.479672	$1.940594	$1.874364
Units Outstanding	898	293	182	529	149
(8) Accumulation Unit Value	$12.988449	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	187	342	255	852	343
(9) Accumulation Unit Value	$2.041719	$2.260490	$4.585972	$1.974839	$1.907475
Units Outstanding	55	-	2,878	14,688	4,863

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	13,516	4,123	18,326	72,861	42,609
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	2

Total Assets	13,516	4,123	18,326	72,861	42,611

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	19	30	113	59

Total Liabilities	-	19	30	113	59

Total Net Assets	$13,516	$4,104	$18,296	$72,748	$42,552

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$-	$3	$2	$26
Annuity Reserves	-	-	1	3	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,164	1,036	886	2,202	2,776
Annuity Reserves	64	-	13	32	89
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	6	17	173	262	193
Annuity Reserves	-	-	3	-	3
Back Load Version
Accumulation Units (5)	568	279	375	1,203	1,076
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	132	35	257	674	643
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	406	412	417	646	1,271
Class B Accumulation Units (8)	255	307	334	1,498	1,619
Annuity Reserves	-	-	-	-	3
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	10,773	1,983	15,564	65,019	34,282
Annuity Reserves	148	35	270	1,207	569

Total Net Assets	$13,516	$4,104	$18,296	$72,748	$42,552

(1) Investments, at cost	$17,552	$5,118	$21,181	$75,911	$47,522
Mutual Fund Shares Held	1,030	348	1,825	7,235	3,199
(2) Accumulation Unit Value	$1.904211	$2.622344	$1.650532	$2.131225	$4.195705
Units Outstanding	-	-	2	1	6
(3) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	675	436	592	1,140	730
(4) Accumulation Unit Value	$2.038668	$2.807594	$1.767145	$2.281768	$4.492077
Units Outstanding	3	6	98	115	43
(5) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	329	117	251	623	283
(6) Accumulation Unit Value	$1.879762	$2.344880	$1.386320	$2.223832	$4.671736
Units Outstanding	70	15	185	303	138
(7) Accumulation Unit Value	$1.879762	$2.344880	$1.386320	$2.223832	$4.671736
Units Outstanding	216	176	301	291	272
(8) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	148	129	223	776	426
(9) Accumulation Unit Value	$2.009642	$2.482900	$1.499935	$2.251353	$4.391475
Units Outstanding	5,361	799	10,376	28,880	7,806

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2018 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,182	1,788	1,133	83	-
Credit Suisse Trust	-	-	-	-	36,600
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	1

Total Assets	2,182	1,788	1,133	83	36,601

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	16

Total Liabilities	-	-	-	-	16

Total Net Assets	$2,182	$1,788	$1,133	$83	$36,585

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$22	$43	$-	$-	$19
Annuity Reserves	-	-	-	-	1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	991	684	71	10	827
Annuity Reserves	-	62	-	-	12
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	-	-	-	-	3
Annuity Reserves	-	-	-	-	-
Back Load Version
Accumulation Units (5)	244	388	18	2	237
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	3	-	371	-	280
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	850	149	197	3	206
Class B Accumulation Units (8)	72	462	476	68	559
Annuity Reserves	-	-	-	-	-
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	-	-	-	-	33,962
Annuity Reserves	-	-	-	-	479

Total Net Assets	$2,182	$1,788	$1,133	$83	$36,585

(1) Investments, at cost	$2,360	$2,034	$1,239	$91	$48,964
Mutual Fund Shares Held	236	206	129	10	10,547
(2) Accumulation Unit Value	$1.442401	$1.413017	$1.350488	$1.262558	$4.184901
Units Outstanding	15	30	-	-	5
(3) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	728	512	56	8	205
(4) Accumulation Unit Value	$1.502050	$1.471431	$1.406402	$1.314857	$4.297934
Units Outstanding	-	-	-	-	1
(5) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	179	291	14	1	59
(6) Accumulation Unit Value	$1.484803	$1.454627	$1.390236	$1.299772	$4.265485
Units Outstanding	2	-	267	-	66
(7) Accumulation Unit Value	$1.484803	$1.454627	$1.390236	$1.299772	$4.265485
Units Outstanding	572	102	142	2	48
(8) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	53	348	373	58	139
(9) Accumulation Unit Value	$1.511015	$1.480278	$1.414812	$1.322719	$4.314833
Units Outstanding	-	-	-	-	7,871

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

For the Year Ended December 31, 2018 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$114	$155	$127	$8	$1,739
Expenses:
Mortality and expense risk charges	116	170	64	12	667

Net investment income (loss)	(2)	(15)	63	(4)	1,072

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	579	674	163	41	4,327
Realized gain distribution	1,740	855	2,430	50	1,029

Realized gains (losses)	2,319	1,529	2,593	91	5,356

Change in unrealized appreciation/(depreciation) of investments during the period	(2,232)	(2,158)	(3,177)	(136)	(11,815)

Net increase (decrease) in net assets resulting from operations	$85	$(644)	$(521)	$(49)	$(5,387)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$161	$501	$726	$29	$392
Expenses:
Mortality and expense risk charges	45	155	175	217	195

Net investment income (loss)	116	346	551	(188)	197

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	70	1,692	1,556	571	895
Realized gain distribution	690	992	2,729	3,653	2,303

Realized gains (losses)	760	2,684	4,285	4,224	3,198

Change in unrealized appreciation/(depreciation) of investments during the period	(1,608)	(3,920)	(8,138)	(5,703)	(7,502)

Net increase (decrease) in net assets resulting from operations	$(732)	$(890)	$(3,302)	$(1,667)	$(4,107)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$271	$-	$221	$73	$419
Expenses:
Mortality and expense risk charges	92	87	81	86	144

Net investment income (loss)	179	(87)	140	(13)	275

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	394	537	277	711	833
Realized gain distribution	1,562	794	661	1,044	-

Realized gains (losses)	1,956	1,331	938	1,755	833

Change in unrealized appreciation/(depreciation) of investments during the period	(4,336)	(2,319)	(2,586)	(3,441)	(4,739)

Net increase (decrease) in net assets resulting from operations	$(2,201)	$(1,075)	$(1,508)	$(1,699)	$(3,631)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

For the Year Ended December 31, 2018 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$475	$1,758	$703	$384	$533
Expenses:
Mortality and expense risk charges	122	385	223	147	160

Net investment income (loss)	353	1,373	480	237	373

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	597	943	(72)	-	1
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	597	943	(72)	-	1

Change in unrealized appreciation/(depreciation) of investments during the period	(5,132)	(13,864)	(8,390)	-	(58)

Net increase (decrease) in net assets resulting from operations	$(4,182)	$(11,548)	$(7,982)	$237	$316

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$2,614	$237	$629	$2,356	$2,680
Expenses:
Mortality and expense risk charges	561	51	129	191	364

Net investment income (loss)	2,053	186	500	2,165	2,316

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(703)	(63)	(285)	11	95
Realized gain distribution	-	274	-	-	-

Realized gains (losses)	(703)	211	(285)	11	95

Change in unrealized appreciation/(depreciation) of investments during the period	(2,052)	(687)	(1,157)	(3,502)	(3,874)

Net increase (decrease) in net assets resulting from operations	$(702)	$(290)	$(942)	$(1,326)	$(1,463)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$2,062	$79	$97	$178	$63
Expenses:
Mortality and expense risk charges	1,044	44	138	193	61

Net investment income (loss)	1,018	35	(41)	(15)	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,075	18	382	1,427	511
Realized gain distribution	1,921	107	2,195	3,629	703

Realized gains (losses)	2,996	125	2,577	5,056	1,214

Change in unrealized appreciation/(depreciation) of investments during the period	(7,872)	(374)	(5,985)	(7,610)	(1,992)

Net increase (decrease) in net assets resulting from operations	$(3,858)	$(214)	$(3,449)	$(2,569)	$(776)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

For the Year Ended December 31, 2018 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$191	$24	$360	$1,498
Expenses:
Mortality and expense risk charges	82	37	95	296

Net investment income (loss)	109	(13)	265	1,202

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	59	644	(359)
Realized gain distribution	2,908	810	1,642	-

Realized gains (losses)	2,947	869	2,286	(359)

Change in unrealized appreciation/(depreciation) of investments during the period	(4,502)	(1,437)	(5,906)	(1,670)

Net increase (decrease) in net assets resulting from operations	$(1,446)	$(581)	$(3,355)	$(827)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division

Income:
Dividend income	$2,005	$103	$110
Expenses:
Mortality and expense risk charges	218	22	24

Net investment income (loss)	1,787	81	86

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(108)	(7)	(29)
Realized gain distribution	53	20	60

Realized gains (losses)	(55)	13	31

Change in unrealized appreciation/(depreciation) of investments during the period	(4,494)	(228)	(279)

Net increase (decrease) in net assets resulting from operations	$(2,762)	$(134)	$(162)

	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$62	$5	$951
Expenses:
Mortality and expense risk charges	12	1	151

Net investment income (loss)	50	4	800

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	16	-	(1,298)
Realized gain distribution	53	5	-

Realized gains (losses)	69	5	(1,298)

Change in unrealized appreciation/(depreciation) of investments during the period	(229)	(19)	(4,491)

Net increase (decrease) in net assets resulting from operations	$(110)	$(10)	$(4,989)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(2)	$17	$(15)	$51
Net realized gains (losses)	2,319	1,008	1,529	965
Net change in unrealized appreciation/(depreciation)	(2,232)	2,097	(2,158)	7,368

Net increase (decrease) in net assets resulting from operations	85	3,122	(644)	8,384

Contract Transactions:
Contract owners’ net payments	1,077	879	2,360	1,649
Annuity payments	(14)	(15)	(35)	(21)
Surrenders and other (net)	(1,784)	(2,733)	(2,939)	(2,036)
Transfers from other divisions or sponsor	8,988	6,733	15,383	18,632
Transfers to other divisions or sponsor	(8,869)	(7,164)	(18,001)	(22,424)

Net increase (decrease) in net assets resulting from contract transactions	(602)	(2,300)	(3,232)	(4,200)

Net increase (decrease) in net assets	(517)	822	(3,876)	4,184

Net Assets:
Beginning of period	15,045	14,223	32,124	27,940

End of period	$14,528	$15,045	$28,248	$32,124

Units issued during the period	4,010	3,365	3,530	4,830
Units redeemed during the period	(3,986)	(4,387)	(4,178)	(5,899)

Net units issued (redeemed) during period	24	(1,022)	(648)	(1,069)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$63	$72	$(4)	$(3)
Net realized gains (losses)	2,593	219	91	102
Net change in unrealized appreciation/(depreciation)	(3,177)	1,213	(136)	71

Net increase (decrease) in net assets resulting from operations	(521)	1,504	(49)	170

Contract Transactions:
Contract owners’ net payments	529	837	39	40
Annuity payments	(25)	(22)	(5)	(8)
Surrenders and other (net)	(583)	(452)	(165)	(145)
Transfers from other divisions or sponsor	2,890	3,429	443	770
Transfers to other divisions or sponsor	(2,957)	(3,487)	(463)	(722)

Net increase (decrease) in net assets resulting from contract transactions	(146)	305	(151)	(65)

Net increase (decrease) in net assets	(667)	1,809	(200)	105

Net Assets:
Beginning of period	8,074	6,265	1,088	983

End of period	$7,407	$8,074	$888	$1,088

Units issued during the period	1,789	2,486	301	555
Units redeemed during the period	(1,815)	(2,235)	(389)	(597)

Net units issued (redeemed) during period	(26)	251	(88)	(42)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,072	$979	$116	$134
Net realized gains (losses)	5,356	6,240	760	645
Net change in unrealized appreciation/(depreciation)	(11,815)	9,907	(1,608)	134

Net increase (decrease) in net assets resulting from operations	(5,387)	17,126	(732)	913

Contract Transactions:
Contract owners’ net payments	10,913	9,928	562	656
Annuity payments	(203)	(169)	(20)	(21)
Surrenders and other (net)	(9,334)	(11,327)	(594)	(757)
Transfers from other divisions or sponsor	48,605	45,026	4,816	5,981
Transfers to other divisions or sponsor	(46,233)	(45,842)	(4,954)	(6,549)

Net increase (decrease) in net assets resulting from contract transactions	3,748	(2,384)	(190)	(690)

Net increase (decrease) in net assets	(1,639)	14,742	(922)	223

Net Assets:
Beginning of period	99,073	84,331	9,231	9,008

End of period	$97,434	$99,073	$8,309	$9,231

Units issued during the period	21,065	22,442	3,466	4,366
Units redeemed during the period	(18,575)	(21,010)	(3,552)	(4,781)

Net units issued (redeemed) during period	2,490	1,432	(86)	(415)

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$346	$275	$551	$626
Net realized gains (losses)	2,684	2,648	4,285	3,333
Net change in unrealized appreciation/(depreciation)	(3,920)	340	(8,138)	1,430

Net increase (decrease) in net assets resulting from operations	(890)	3,263	(3,302)	5,389

Contract Transactions:
Contract owners’ net payments	2,597	2,431	2,296	1,845
Annuity payments	(28)	(47)	(34)	(41)
Surrenders and other (net)	(2,478)	(2,400)	(3,630)	(2,209)
Transfers from other divisions or sponsor	14,404	16,184	17,007	21,977
Transfers to other divisions or sponsor	(14,622)	(16,944)	(20,223)	(24,982)

Net increase (decrease) in net assets resulting from contract transactions	(127)	(776)	(4,584)	(3,410)

Net increase (decrease) in net assets	(1,017)	2,487	(7,886)	1,979

Net Assets:
Beginning of period	27,984	25,497	38,655	36,676

End of period	$26,967	$27,984	$30,769	$38,655

Units issued during the period	6,424	7,571	6,063	8,080
Units redeemed during the period	(6,479)	(7,910)	(7,456)	(9,266)

Net units issued (redeemed) during period	(55)	(339)	(1,393)	(1,186)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(188)	$(165)	$197	$150
Net realized gains (losses)	4,224	487	3,198	2,679
Net change in unrealized appreciation/(depreciation)	(5,703)	3,447	(7,502)	1,444

Net increase (decrease) in net assets resulting from operations	(1,667)	3,769	(4,107)	4,273

Contract Transactions:
Contract owners’ net payments	915	680	3,509	3,102
Annuity payments	(18)	(13)	(44)	(37)
Surrenders and other (net)	(1,984)	(3,319)	(2,897)	(2,185)
Transfers from other divisions or sponsor	5,098	4,726	32,982	27,531
Transfers to other divisions or sponsor	(4,952)	(5,510)	(32,212)	(26,377)

Net increase (decrease) in net assets resulting from contract transactions	(941)	(3,436)	1,338	2,034

Net increase (decrease) in net assets	(2,608)	333	(2,769)	6,307

Net Assets:
Beginning of period	21,508	21,175	33,374	27,067

End of period	$18,900	$21,508	$30,605	$33,374

Units issued during the period	2,385	2,261	8,109	7,508
Units redeemed during the period	(2,321)	(2,903)	(7,814)	(7,011)

Net units issued (redeemed) during period	64	(642)	295	497

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$179	$157	$(87)	$(73)
Net realized gains (losses)	1,956	1,337	1,331	534
Net change in unrealized appreciation/(depreciation)	(4,336)	360	(2,319)	1,250

Net increase (decrease) in net assets resulting from operations	(2,201)	1,854	(1,075)	1,711

Contract Transactions:
Contract owners’ net payments	1,380	1,313	574	531
Annuity payments	(16)	(21)	(7)	(10)
Surrenders and other (net)	(1,796)	(1,161)	(1,278)	(954)
Transfers from other divisions or sponsor	9,803	10,048	5,184	4,806
Transfers to other divisions or sponsor	(10,737)	(11,409)	(5,275)	(5,099)

Net increase (decrease) in net assets resulting from contract transactions	(1,366)	(1,230)	(802)	(726)

Net increase (decrease) in net assets	(3,567)	624	(1,877)	985

Net Assets:
Beginning of period	18,031	17,407	9,705	8,720

End of period	$14,464	$18,031	$7,828	$9,705

Units issued during the period	2,879	3,083	1,681	1,713
Units redeemed during the period	(3,214)	(3,407)	(1,819)	(1,890)

Net units issued (redeemed) during period	(335)	(324)	(138)	(177)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$140	$179	$(13)	$24
Net realized gains (losses)	938	731	1,755	1,511
Net change in unrealized appreciation/(depreciation)	(2,586)	649	(3,441)	17

Net increase (decrease) in net assets resulting from operations	(1,508)	1,559	(1,699)	1,552

Contract Transactions:
Contract owners’ net payments	1,843	1,551	561	636
Annuity payments	(16)	(11)	(19)	(20)
Surrenders and other (net)	(995)	(1,133)	(1,628)	(1,077)
Transfers from other divisions or sponsor	8,157	7,864	7,857	9,416
Transfers to other divisions or sponsor	(7,956)	(7,169)	(9,099)	(10,599)

Net increase (decrease) in net assets resulting from contract transactions	1,033	1,102	(2,328)	(1,644)

Net increase (decrease) in net assets	(475)	2,661	(4,027)	(92)

Net Assets:
Beginning of period	14,643	11,982	15,441	15,533

End of period	$14,168	$14,643	$11,414	$15,441

Units issued during the period	4,182	4,566	1,971	2,565
Units redeemed during the period	(3,786)	(4,059)	(2,494)	(2,990)

Net units issued (redeemed) during period	396	507	(523)	(425)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$275	$209	$353	$309
Net realized gains (losses)	833	800	597	386
Net change in unrealized appreciation/(depreciation)	(4,739)	5,512	(5,132)	5,130

Net increase (decrease) in net assets resulting from operations	(3,631)	6,521	(4,182)	5,825

Contract Transactions:
Contract owners’ net payments	3,109	2,622	2,946	2,303
Annuity payments	(19)	(18)	(42)	(54)
Surrenders and other (net)	(2,682)	(2,462)	(2,420)	(1,782)
Transfers from other divisions or sponsor	18,479	18,462	15,484	16,811
Transfers to other divisions or sponsor	(17,452)	(17,988)	(13,850)	(16,477)

Net increase (decrease) in net assets resulting from contract transactions	1,435	616	2,118	801

Net increase (decrease) in net assets	(2,196)	7,137	(2,064)	6,626

Net Assets:
Beginning of period	29,487	22,350	27,463	20,837

End of period	$27,291	$29,487	$25,399	$27,463

Units issued during the period	9,937	10,849	15,416	17,918
Units redeemed during the period	(9,339)	(10,655)	(13,702)	(17,153)

Net units issued (redeemed) during period	598	194	1,714	765

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,373	$1,163	$480	$235
Net realized gains (losses)	943	422	(72)	(315)
Net change in unrealized appreciation/(depreciation)	(13,864)	10,987	(8,390)	11,309

Net increase (decrease) in net assets resulting from operations	(11,548)	12,572	(7,982)	11,229

Contract Transactions:
Contract owners’ net payments	6,211	6,262	5,433	5,024
Annuity payments	(71)	(80)	(58)	(61)
Surrenders and other (net)	(5,976)	(5,186)	(4,067)	(3,530)
Transfers from other divisions or sponsor	36,218	40,689	29,096	31,275
Transfers to other divisions or sponsor	(34,772)	(40,883)	(26,455)	(29,806)

Net increase (decrease) in net assets resulting from contract transactions	1,610	802	3,949	2,902

Net increase (decrease) in net assets	(9,938)	13,374	(4,033)	14,131

Net Assets:
Beginning of period	71,426	58,052	54,374	40,243

End of period	$61,488	$71,426	$50,341	$54,374

Units issued during the period	17,649	20,307	32,231	34,733
Units redeemed during the period	(16,518)	(19,418)	(28,757)	(32,089)

Net units issued (redeemed) during period	1,131	889	3,474	2,644

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$237	$(4)	$373	$260
Net realized gains (losses)	-	-	1	33
Net change in unrealized appreciation/(depreciation)	-	-	(58)	(33)

Net increase (decrease) in net assets resulting from operations	237	(4)	316	260

Contract Transactions:
Contract owners’ net payments	23,823	28,355	3,768	2,903
Annuity payments	(27)	(26)	(41)	(33)
Surrenders and other (net)	(4,265)	(5,643)	(2,484)	(3,491)
Transfers from other divisions or sponsor	13,130	13,323	17,848	23,239
Transfers to other divisions or sponsor	(32,471)	(35,844)	(14,815)	(21,267)

Net increase (decrease) in net assets resulting from contract transactions	190	165	4,276	1,351

Net increase (decrease) in net assets	427	161	4,592	1,611

Net Assets:
Beginning of period	25,322	25,161	32,305	30,694

End of period	$25,749	$25,322	$36,897	$32,305

Units issued during the period	29,217	34,762	17,987	22,456
Units redeemed during the period	(28,337)	(33,658)	(14,560)	(21,419)

Net units issued (redeemed) during period	880	1,104	3,427	1,037

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$2,053	$1,686	$186	$163
Net realized gains (losses)	(703)	1,206	211	502
Net change in unrealized appreciation/(depreciation)	(2,052)	249	(687)	250

Net increase (decrease) in net assets resulting from operations	(702)	3,141	(290)	915

Contract Transactions:
Contract owners’ net payments	12,241	10,270	1,673	1,422
Annuity payments	(234)	(241)	(6)	(6)
Surrenders and other (net)	(11,014)	(8,628)	(1,059)	(2,007)
Transfers from other divisions or sponsor	80,654	92,277	4,708	7,102
Transfers to other divisions or sponsor	(75,221)	(82,624)	(5,211)	(6,790)

Net increase (decrease) in net assets resulting from contract transactions	6,426	11,054	105	(279)

Net increase (decrease) in net assets	5,724	14,195	(185)	636

Net Assets:
Beginning of period	112,237	98,042	12,389	11,753

End of period	$117,961	$112,237	$12,204	$12,389

Units issued during the period	35,402	38,250	3,492	4,631
Units redeemed during the period	(31,967)	(32,824)	(3,478)	(4,803)

Net units issued (redeemed) during period	3,435	5,426	14	(172)

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$500	$74	$2,165	$2,144
Net realized gains (losses)	(285)	(203)	11	80
Net change in unrealized appreciation/(depreciation)	(1,157)	1,010	(3,502)	342

Net increase (decrease) in net assets resulting from operations	(942)	881	(1,326)	2,566

Contract Transactions:
Contract owners’ net payments	3,383	3,374	4,081	4,063
Annuity payments	(42)	(40)	(55)	(55)
Surrenders and other (net)	(3,516)	(2,803)	(3,697)	(2,965)
Transfers from other divisions or sponsor	21,319	21,539	26,772	27,929
Transfers to other divisions or sponsor	(19,343)	(19,189)	(28,610)	(26,172)

Net increase (decrease) in net assets resulting from contract transactions	1,801	2,881	(1,509)	2,800

Net increase (decrease) in net assets	859	3,762	(2,835)	5,366

Net Assets:
Beginning of period	30,348	26,586	44,469	39,103

End of period	$31,207	$30,348	$41,634	$44,469

Units issued during the period	17,874	18,267	9,861	10,373
Units redeemed during the period	(16,639)	(16,262)	(10,310)	(9,450)

Net units issued (redeemed) during period	1,235	2,005	(449)	923

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$2,316	$2,616	$1,018	$954
Net realized gains (losses)	95	118	2,996	4,345
Net change in unrealized appreciation/(depreciation)	(3,874)	2,769	(7,872)	4,038

Net increase (decrease) in net assets resulting from operations	(1,463)	5,503	(3,858)	9,337

Contract Transactions:
Contract owners’ net payments	8,675	8,894	2,137	2,322
Annuity payments	(88)	(104)	(518)	(540)
Surrenders and other (net)	(7,446)	(5,764)	(8,110)	(11,528)
Transfers from other divisions or sponsor	63,320	60,826	3,414	7,738
Transfers to other divisions or sponsor	(57,210)	(51,651)	(3,989)	(5,714)

Net increase (decrease) in net assets resulting from contract transactions	7,251	12,201	(7,066)	(7,722)

Net increase (decrease) in net assets	5,788	17,704	(10,924)	1,615

Net Assets:
Beginning of period	82,715	65,011	91,394	89,779

End of period	$88,503	$82,715	$80,470	$91,394

Units issued during the period	41,306	40,592	754	1,495
Units redeemed during the period	(37,368)	(33,632)	(1,364)	(2,059)

Net units issued (redeemed) during period	3,938	6,960	(610)	(564)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$35	$42	$(41)	$(20)
Net realized gains (losses)	125	160	2,577	1,492
Net change in unrealized appreciation/(depreciation)	(374)	323	(5,985)	2,896

Net increase (decrease) in net assets resulting from operations	(214)	525	(3,449)	4,368

Contract Transactions:
Contract owners’ net payments	141	186	1,030	1,164
Annuity payments	(11)	(32)	(33)	(39)
Surrenders and other (net)	(692)	(340)	(2,681)	(1,918)
Transfers from other divisions or sponsor	718	732	12,816	14,476
Transfers to other divisions or sponsor	(474)	(809)	(13,919)	(15,934)

Net increase (decrease) in net assets resulting from contract transactions	(318)	(263)	(2,787)	(2,251)

Net increase (decrease) in net assets	(532)	262	(6,236)	2,117

Net Assets:
Beginning of period	4,146	3,884	25,514	23,397

End of period	$3,614	$4,146	$19,278	$25,514

Units issued during the period	395	453	2,641	3,350
Units redeemed during the period	(537)	(505)	(3,175)	(3,843)

Net units issued (redeemed) during period	(142)	(52)	(534)	(493)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(15)	$121	$2	$6
Net realized gains (losses)	5,056	4,114	1,214	952
Net change in unrealized appreciation/(depreciation)	(7,610)	3,121	(1,992)	1,020

Net increase (decrease) in net assets resulting from operations	(2,569)	7,356	(776)	1,978

Contract Transactions:
Contract owners’ net payments	2,768	2,703	796	686
Annuity payments	(38)	(62)	(15)	(14)
Surrenders and other (net)	(3,226)	(2,957)	(960)	(990)
Transfers from other divisions or sponsor	17,654	23,445	11,490	9,132
Transfers to other divisions or sponsor	(20,007)	(26,426)	(11,696)	(9,922)

Net increase (decrease) in net assets resulting from contract transactions	(2,849)	(3,297)	(385)	(1,108)

Net increase (decrease) in net assets	(5,418)	4,059	(1,161)	870

Net Assets:
Beginning of period	41,072	37,013	12,716	11,846

End of period	$35,654	$41,072	$11,555	$12,716

Units issued during the period	9,883	13,820	5,879	5,329
Units redeemed during the period	(11,162)	(15,558)	(6,067)	(5,954)

Net units issued (redeemed) during period	(1,279)	(1,738)	(188)	(625)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$109	$97	$(13)	$(28)
Net realized gains (losses)	2,947	2,316	869	519
Net change in unrealized appreciation/(depreciation)	(4,502)	780	(1,437)	204

Net increase (decrease) in net assets resulting from operations	(1,446)	3,193	(581)	695

Contract Transactions:
Contract owners’ net payments	308	564	188	187
Annuity payments	(21)	(19)	(2)	(2)
Surrenders and other (net)	(942)	(858)	(538)	(274)
Transfers from other divisions or sponsor	7,698	8,639	1,882	2,616
Transfers to other divisions or sponsor	(9,847)	(11,109)	(2,085)	(2,994)

Net increase (decrease) in net assets resulting from contract transactions	(2,804)	(2,783)	(555)	(467)

Net increase (decrease) in net assets	(4,250)	410	(1,136)	228

Net Assets:
Beginning of period	17,766	17,356	5,240	5,012

End of period	$13,516	$17,766	$4,104	$5,240

Units issued during the period	3,511	4,760	738	1,102
Units redeemed during the period	(4,734)	(6,166)	(936)	(1,282)

Net units issued (redeemed) during period	(1,223)	(1,406)	(198)	(180)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$265	$449	$1,202	$623
Net realized gains (losses)	2,286	1,358	(359)	(179)
Net change in unrealized appreciation/(depreciation)	(5,906)	2,574	(1,670)	1,780

Net increase (decrease) in net assets resulting from operations	(3,355)	4,381	(827)	2,224

Contract Transactions:
Contract owners’ net payments	1,375	1,740	5,015	6,230
Annuity payments	(28)	(12)	(93)	(83)
Surrenders and other (net)	(1,343)	(1,230)	(5,289)	(4,831)
Transfers from other divisions or sponsor	11,876	13,689	33,820	45,021
Transfers to other divisions or sponsor	(12,398)	(14,163)	(30,186)	(40,255)

Net increase (decrease) in net assets resulting from contract transactions	(518)	24	3,267	6,082

Net increase (decrease) in net assets	(3,873)	4,405	2,440	8,306

Net Assets:
Beginning of period	22,169	17,764	70,308	62,002

End of period	$18,296	$22,169	$72,748	$70,308

Units issued during the period	8,312	10,071	17,955	23,509
Units redeemed during the period	(8,746)	(10,031)	(16,542)	(20,843)

Net units issued (redeemed) during period	(434)	40	1,413	2,666

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,787	$1,321	$81	$35
Net realized gains (losses)	(55)	1,069	13	(11)
Net change in unrealized appreciation/(depreciation)	(4,494)	2,022	(228)	191

Net increase (decrease) in net assets resulting from operations	(2,762)	4,412	(134)	215

Contract Transactions:
Contract owners’ net payments	4,085	4,016	57	46
Annuity payments	(54)	(62)	-	-
Surrenders and other (net)	(4,560)	(3,135)	(638)	(396)
Transfers from other divisions or sponsor	29,127	31,674	194	853
Transfers to other divisions or sponsor	(27,711)	(31,573)	(123)	(297)

Net increase (decrease) in net assets resulting from contract transactions	887	920	(510)	206

Net increase (decrease) in net assets	(1,875)	5,332	(644)	421

Net Assets:
Beginning of period	44,427	39,095	2,826	2,405

End of period	$42,552	$44,427	$2,182	$2,826

Units issued during the period	7,470	8,327	169	628
Units redeemed during the period	(7,302)	(8,166)	(511)	(495)

Net units issued (redeemed) during period	168	161	(342)	133

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$86	$26	$50	$28
Net realized gains (losses)	31	91	69	32
Net change in unrealized appreciation/(depreciation)	(279)	100	(229)	110

Net increase (decrease) in net assets resulting from operations	(162)	217	(110)	170

Contract Transactions:
Contract owners’ net payments	100	105	129	93
Annuity payments	(12)	(12)	-	-
Surrenders and other (net)	(271)	(132)	(215)	(24)
Transfers from other divisions or sponsor	198	240	526	483
Transfers to other divisions or sponsor	(309)	(143)	(586)	(468)

Net increase (decrease) in net assets resulting from contract transactions	(294)	58	(146)	84

Net increase (decrease) in net assets	(456)	275	(256)	254

Net Assets:
Beginning of period	2,244	1,969	1,389	1,135

End of period	$1,788	$2,244	$1,133	$1,389

Units issued during the period	241	243	443	408
Units redeemed during the period	(438)	(198)	(549)	(352)

Net units issued (redeemed) during period	(197)	45	(106)	56

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$4	$3	$800	$2,679
Net realized gains (losses)	5	2	(1,298)	(676)
Net change in unrealized appreciation/(depreciation)	(19)	13	(4,491)	(1,435)

Net increase (decrease) in net assets resulting from operations	(10)	18	(4,989)	568

Contract Transactions:
Contract owners’ net payments	3	11	4,134	3,872
Annuity payments	-	-	(37)	(28)
Surrenders and other (net)	(36)	(7)	(3,113)	(2,141)
Transfers from other divisions or sponsor	13	38	35,777	28,951
Transfers to other divisions or sponsor	(12)	(37)	(30,325)	(22,782)

Net increase (decrease) in net assets resulting from contract transactions	(32)	5	6,436	7,872

Net increase (decrease) in net assets	(42)	23	1,447	8,440

Net Assets:
Beginning of period	125	102	35,138	26,698

End of period	$83	$125	$36,585	$35,138

Units issued during the period	19	39	8,473	6,992
Units redeemed during the period	(43)	(35)	(7,182)	(5,335)

Net units issued (redeemed) during period	(24)	4	1,291	1,657

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account A (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund individual flexible payment variable annuity contracts (“contracts”) for use by self-employed persons and their eligible employees in tax-qualified retirement plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

On May 1, 2018, the Neuberger Berman AMT Socially Responsive Division was renamed the AMT Sustainable Equity Division.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2018, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2018 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$4,815	$3,674
Focused Appreciation Division	5,710	8,118
Large Cap Core Stock Division	3,649	1,302
Large Cap Blend Division	202	307
Index 500 Stock Division	22,745	16,776
Large Company Value Division	1,963	1,346
Domestic Equity Division	6,888	5,684
Equity Income Division	6,638	7,973
Mid Cap Growth Stock Division	5,892	3,373
Index 400 Stock Division	9,266	5,386
Mid Cap Value Division	4,160	3,808
Small Cap Growth Stock Division	2,153	2,249
Index 600 Stock Division	4,325	2,479
Small Cap Value Division	2,330	3,613
International Growth Division	5,878	4,180
Research International Core Division	6,517	4,015
International Equity Division	12,643	9,692
Emerging Markets Equity Division	10,536	6,066

Notes to Financial Statements

Fund Name	Purchases	Sales

Government Money Market Division	$30,476	$29,805
Short-Term Bond Division	8,368	3,768
Select Bond Division	24,935	16,610
Long-Term U.S. Government Bond Division	3,379	2,817
Inflation Protection Bond Division	6,956	4,683
High Yield Bond Division	8,917	8,293
Multi-Sector Bond Division	20,745	11,217
Balanced Division	8,513	12,866
Asset Allocation Division	716	967
Fidelity VIP Mid Cap Division	4,523	5,134
Fidelity VIP Contrafund Division	8,144	7,417
AMT Sustainable Equity Division	2,868	2,548
U.S. Strategic Equity Division	3,639	3,436
U.S. Small Cap Equity Division	1,276	1,017
International Developed Markets Division	4,763	3,358
Strategic Bond Division	12,481	8,026
Global Real Estate Securities Division	8,930	6,180
LifePoints Moderate Strategy Division	379	784
LifePoints Balanced Strategy Division	423	573
LifePoints Growth Strategy Division	327	374
LifePoints Equity Growth Strategy Division	27	50
Credit Suisse Trust Commodity Return Strategy Division	11,574	4,336

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.50% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2018	5,272	$1.979137	to	$6.191870	$14,528	0.72%	0.35% to 1.25%	0.00	%(2)	to	0.90%
2017	5,248	1.964404	to	6.161139	15,045	0.85	0.35 to 1.25	22.73		to	23.83
2016	6,270	1.588718	to	4.995165	14,223	0.84	0.35 to 1.25	1.20		to	2.11
2015	7,001	1.558224	to	4.911462	16,993	0.75	0.35 to 1.25	4.70		to	5.64
2014	6,878	1.477220	to	4.667715	16,320	0.60	0.35 to 1.25	7.67		to	8.64
Focused Appreciation Division
2018	5,805	$4.291278	to	$4.939933	$28,248	0.49%	0.35% to 1.25%	(3.55)%		to	(2.68)%
2017	6,453	4.449605	to	5.076121	32,124	0.72	0.35 to 1.25	31.97		to	33.16
2016	7,522	3.371663	to	3.812141	27,940	0.24	0.35 to 1.25	4.56		to	5.50
2015	7,793	3.224559	to	3.613247	27,399	0.00	0.35 to 1.25	12.23		to	13.25
2014	8,030	2.873055	to	3.190605	24,897	0.02	0.35 to 1.25	8.08		to	9.05
Large Cap Core Stock Division
2018	3,164	$1.601352	to	$4.146023	$7,407	1.52%	0.35% to 1.25%	(7.20)%		to	(6.37)%
2017	3,190	1.712864	to	4.445804	8,074	1.78	0.35 to 1.25	23.33		to	24.43
2016	2,939	1.378587	to	3.587029	6,265	2.07	0.35 to 1.25	6.24		to	7.19
2015	3,133	1.287981	to	3.359608	6,761	2.13	0.35 to 1.25	(4.26)		to	(3.40)
2014	3,559	1.335309	to	3.491694	8,137	1.47	0.35 to 1.25	7.22		to	8.19
Large Cap Blend Division
2018	577	$1.481405	to	$1.645237	$888	0.77%	0.35% to 1.25%	(5.20)%		to	(4.34)%
2017	665	1.562708	to	1.719920	1,088	0.90	0.35 to 1.25	17.55		to	18.61
2016	707	1.329366	to	1.450071	983	1.04	0.35 to 1.25	12.57		to	13.59
2015	784	1.180907	to	1.276624	951	0.87	0.35 to 1.25	(3.63)		to	(2.76)
2014	774	1.225351	to	1.312832	977	0.04	0.35 to 1.25	11.18		to	12.18
Index 500 Stock Division
2018	32,420	$2.147933	to	$10.559216	$97,434	1.65%	0.35% to 1.25%	(5.76)%		to	(4.91)%
2017	29,930	2.262276	to	11.149101	99,073	1.75	0.35 to 1.25	20.01		to	21.09
2016	28,498	1.871001	to	9.243657	84,331	1.85	0.35 to 1.25	10.35		to	11.34
2015	24,676	1.682892	to	8.334957	72,666	1.75	0.35 to 1.25	(0.09)		to	0.82
2014	20,789	1.671768	to	8.300454	68,629	1.61	0.35 to 1.25	12.05		to	13.06
Large Company Value Division
2018	5,474	$1.359607	to	$1.510098	$8,309	1.75%	0.35% to 1.25%	(9.07)%		to	(8.25)%
2017	5,560	1.495275	to	1.645847	9,231	1.97	0.35 to 1.25	9.72		to	10.71
2016	5,975	1.362750	to	1.486618	9,008	1.71	0.35 to 1.25	13.93		to	14.96
2015	6,056	1.196136	to	1.293194	7,947	1.62	0.35 to 1.25	(5.04)		to	(4.18)
2014	6,006	1.259638	to	1.349669	8,117	0.00	0.35 to 1.25	11.63		to	12.63
Domestic Equity Division
2018	10,066	$2.345210	to	$2.742575	$26,967	1.76%	0.35% to 1.25%	(4.02)%		to	(3.15)%
2017	10,121	2.443559	to	2.831891	27,984	1.62	0.35 to 1.25	12.37		to	13.38
2016	10,460	2.174598	to	2.497727	25,497	1.85	0.35 to 1.25	13.55		to	14.58
2015	10,697	1.915024	to	2.179944	22,487	1.83	0.35 to 1.25	(1.33)		to	(0.44)
2014	10,480	1.940876	to	2.189636	22,152	1.69	0.35 to 1.25	12.46		to	13.47
Equity Income Division
2018	10,245	$2.627977	to	$3.025261	$30,769	2.01%	0.35% to 1.25%	(10.47)%		to	(9.67)%
2017	11,638	2.935634	to	3.349027	38,655	2.19	0.35 to 1.25	14.81		to	15.84
2016	12,824	2.557036	to	2.891127	36,676	2.00	0.35 to 1.25	17.69		to	18.75
2015	13,891	2.172680	to	2.434611	33,403	1.68	0.35 to 1.25	(7.90)		to	(7.07)
2014	14,398	2.359021	to	2.619776	37,252	1.27	0.35 to 1.25	6.10		to	7.06

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2)	Ratio is less than 0.005%

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2018	4,542	$1.573756	to	$9.950519	$18,900	0.13%	0.35% to 1.25%	(8.53)%	to	(7.70)%
2017	4,478	1.707717	to	10.824550	21,508	0.24	0.35 to 1.25	18.80	to	19.87
2016	5,120	1.426767	to	9.066134	21,175	0.18	0.35 to 1.25	(0.42)	to	0.48
2015	5,637	1.422124	to	9.059055	24,878	0.04	0.35 to 1.25	(0.54)	to	0.36
2014	6,044	1.419146	to	9.062556	27,543	0.36	0.35 to 1.25	7.15	to	8.11
Index 400 Stock Division
2018	7,532	$3.769499	to	$4.867482	$30,605	1.13%	0.35% to 1.25%	(12.43)%	to	(11.64)%
2017	7,237	4.272733	to	5.511839	33,374	1.08	0.35 to 1.25	14.52	to	15.55
2016	6,740	3.703134	to	4.772358	27,067	1.14	0.35 to 1.25	18.89	to	19.96
2015	6,253	3.091590	to	3.980311	21,088	1.11	0.35 to 1.25	(3.59)	to	(2.72)
2014	5,832	3.182879	to	4.093812	20,311	0.99	0.35 to 1.25	8.06	to	9.03
Mid Cap Value Division
2018	4,075	$3.135936	to	$3.609939	$14,464	1.59%	0.35% to 1.25%	(13.93)%	to	(13.16)%
2017	4,410	3.643868	to	4.156918	18,031	1.44	0.35 to 1.25	10.43	to	11.42
2016	4,734	3.299810	to	3.730873	17,407	1.68	0.35 to 1.25	21.70	to	22.80
2015	4,664	2.711402	to	3.038210	13,973	1.67	0.35 to 1.25	(2.55)	to	(1.67)
2014	4,360	2.782414	to	3.089907	13,337	0.99	0.35 to 1.25	15.24	to	16.28
Small Cap Growth Stock Division
2018	2,376	$2.392969	to	$5.313519	$7,828	0.00%	0.35% to 1.25%	(12.80)%	to	(12.02)%
2017	2,514	2.720661	to	6.042354	9,705	0.10	0.35 to 1.25	20.10	to	21.18
2016	2,691	2.245084	to	4.988658	8,720	0.22	0.35 to 1.25	10.86	to	11.86
2015	3,003	2.007098	to	4.462150	9,012	0.11	0.35 to 1.25	(0.93)	to	(0.03)
2014	3,371	2.007765	to	4.465920	10,331	0.00	0.35 to 1.25	7.31	to	8.28
Index 600 Stock Division
2018	6,646	$1.934012	to	$2.148073	$14,168	1.38%	0.35% to 1.25%	(9.91)%	to	(9.10)%
2017	6,250	2.146980	to	2.363154	14,643	1.89	0.35 to 1.25	11.53	to	12.53
2016	5,743	1.925007	to	2.099948	11,982	0.57	0.35 to 1.25	24.56	to	25.68
2015	4,576	1.545444	to	1.670823	7,640	0.00	0.35 to 1.25	(3.56)	to	(2.69)
2014	3,628	1.602493	to	1.717017	6,210	1.62	0.35 to 1.25	4.03	to	4.97
Small Cap Value Division
2018	3,000	$3.348176	to	$3.915385	$11,414	0.51%	0.35% to 1.25%	(13.81)%	to	(13.03)%
2017	3,523	3.885050	to	4.502330	15,441	0.77	0.35 to 1.25	10.27	to	11.26
2016	3,948	3.523164	to	4.046577	15,533	0.92	0.35 to 1.25	30.75	to	31.93
2015	4,628	2.694556	to	3.067228	13,672	0.69	0.35 to 1.25	(6.62)	to	(5.78)
2014	5,019	2.885630	to	3.255360	15,721	0.36	0.35 to 1.25	(1.02)	to	(0.13)
International Growth Division
2018	13,707	$1.726341	to	$2.018813	$27,291	1.41%	0.35% to 1.25%	(12.38)%	to	(11.59)%
2017	13,109	1.970410	to	2.283495	29,487	1.28	0.35 to 1.25	28.42	to	29.58
2016	12,915	1.534322	to	1.762282	22,350	1.15	0.35 to 1.25	(4.60)	to	(3.74)
2015	12,368	1.608366	to	1.830814	22,138	1.70	0.35 to 1.25	(2.95)	to	(2.07)
2014	11,852	1.657184	to	1.869507	21,590	1.32	0.35 to 1.25	(5.71)	to	(4.86)
Research International Core Division
2018	23,716	$0.955206	to	$1.060996	$25,399	1.70%	0.35% to 1.25%	(14.73)%	to	(13.97)%
2017	22,002	1.120355	to	1.233245	27,463	1.68	0.35 to 1.25	26.62	to	27.76
2016	21,237	0.884785	to	0.965259	20,837	1.77	0.35 to 1.25	(2.35)	to	(1.47)
2015	19,350	0.906065	to	0.979635	19,183	2.11	0.35 to 1.25	(2.34)	to	(1.46)
2014	17,913	0.927768	to	0.994128	17,969	1.48	0.35 to 1.25	(7.87)	to	(7.04)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2018	28,637	$1.893505	to	$4.254093	$61,488	2.53%	0.35% to 1.25%	(16.46)%	to	(15.70)%
2017	27,506	2.249645	to	5.066863	71,426	2.33	0.35 to 1.25	20.78	to	21.87
2016	26,617	1.848705	to	4.174130	58,052	2.14	0.35 to 1.25	1.62	to	2.53
2015	25,514	1.805718	to	4.087188	55,757	2.97	0.35 to 1.25	(3.43)	to	(2.56)
2014	24,188	1.855840	to	4.211116	55,821	1.93	0.35 to 1.25	(9.94)	to	(9.12)
Emerging Markets Equity Division
2018	48,845	$0.922016	to	$1.024040	$50,341	1.34%	0.35% to 1.25%	(14.83)%	to	(14.06)%
2017	45,371	1.082576	to	1.191540	54,374	0.90	0.35 to 1.25	26.26	to	27.39
2016	42,727	0.857413	to	0.935322	40,243	0.73	0.35 to 1.25	7.71	to	8.68
2015	38,496	0.796019	to	0.860596	33,322	0.88	0.35 to 1.25	(13.33)	to	(12.55)
2014	34,545	0.918478	to	0.984102	34,091	0.64	0.35 to 1.25	(7.41)	to	(6.58)
Government Money Market Division
2018	17,722	$1.255967	to	$3.349646	$25,749	1.53%	0.35% to 1.25%	0.27%	to	1.17%
2017	16,842	1.243091	to	3.323610	25,322	0.59	0.35 to 1.25	(0.65)	to	0.25
2016	15,738	1.241859	to	3.328556	25,161	0.12	0.35 to 1.25	(1.11)	to	(0.22)
2015	12,911	1.246483	to	3.349268	20,225	0.01	0.35 to 1.25	(1.23)	to	(0.34)
2014	12,247	1.252575	to	3.374113	19,554	0.07	0.35 to 1.25	(1.17)	to	(0.28)
Short-Term Bond Division
2018	29,921	$1.107847	to	$1.230522	$36,897	1.56%	0.35% to 1.25%	0.09%	to	1.00%
2017	26,494	1.106873	to	1.218389	32,305	1.30	0.35 to 1.25	0.07	to	0.97
2016	25,457	1.106066	to	1.206680	30,694	1.18	0.35 to 1.25	0.41	to	1.31
2015	21,827	1.101540	to	1.191018	26,216	0.72	0.35 to 1.25	(0.53)	to	0.37
2014	22,519	1.107462	to	1.186641	26,776	0.59	0.35 to 1.25	(0.86)	to	0.03
Select Bond Division
2018	43,912	$2.277116	to	$16.741563	$117,961	2.28%	0.35% to 1.25%	(1.45)%	to	(0.56)%
2017	40,477	2.293482	to	16.904021	112,237	2.09	0.35 to 1.25	2.30	to	3.22
2016	35,051	2.225197	to	16.441431	98,042	1.94	0.35 to 1.25	1.78	to	2.70
2015	33,232	2.170001	to	16.073494	92,098	1.50	0.35 to 1.25	(0.72)	to	0.18
2014	31,818	2.169376	to	16.108783	91,228	2.05	0.35 to 1.25	4.25	to	5.19
Long-Term U.S Government Bond Division
2018	6,288	$1.751302	to	$1.945014	$12,204	2.02%	0.35% to 1.25%	(3.26)%	to	(2.39)%
2017	6,274	1.810437	to	1.992613	12,389	1.86	0.35 to 1.25	6.94	to	7.90
2016	6,446	1.693000	to	1.846758	11,753	1.84	0.35 to 1.25	(0.17)	to	0.74
2015	5,432	1.695799	to	1.833278	9,853	2.09	0.35 to 1.25	(2.70)	to	(1.82)
2014	5,276	1.742779	to	1.867223	9,764	2.12	0.35 to 1.25	22.20	to	23.30
Inflation Protection Division
2018	22,392	$1.240557	to	$1.377840	$31,207	2.04%	0.35% to 1.25%	(3.82)%	to	(2.95)%
2017	21,157	1.289916	to	1.419776	30,348	0.68	0.35 to 1.25	2.30	to	3.22
2016	19,152	1.260965	to	1.375532	26,586	1.21	0.35 to 1.25	3.39	to	4.32
2015	19,578	1.219659	to	1.318578	25,941	2.37	0.35 to 1.25	(3.42)	to	(2.55)
2014	20,042	1.262831	to	1.353036	27,207	0.55	0.35 to 1.25	1.86	to	2.78
High Yield Bond Division
2018	13,353	$2.924589	to	$4.354710	$41,634	5.37%	0.35% to 1.25%	(3.91)%	to	(3.05)%
2017	13,802	3.021110	to	4.493974	44,469	5.49	0.35 to 1.25	5.56	to	6.51
2016	12,879	2.840699	to	4.221461	39,103	5.34	0.35 to 1.25	13.17	to	14.19
2015	12,934	2.491321	to	3.698616	34,534	4.61	0.35 to 1.25	(2.59)	to	(1.71)
2014	13,053	2.538399	to	3.767434	35,709	5.09	0.35 to 1.25	(0.08)	to	0.82

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2018	49,539	$1.602009	to	$1.779214	$88,503	3.12%	0.35% to 1.25%	(2.53)%	to	(1.65)%
2017	45,601	1.643634	to	1.809045	82,715	3.89	0.35 to 1.25	7.04	to	8.01
2016	38,641	1.535492	to	1.674962	65,011	4.54	0.35 to 1.25	9.71	to	10.70
2015	36,867	1.399545	to	1.513022	56,082	5.54	0.35 to 1.25	(3.43)	to	(2.56)
2014	34,741	1.449313	to	1.552814	54,223	2.67	0.35 to 1.25	1.97	to	2.89
Balanced Division
2018	7,160	$1.972675	to	$15.629511	$80,470	2.37%	0.35% to 1.25%	(4.65)%	to	(3.79)%
2017	7,770	2.053508	to	16.310677	91,394	2.22	0.35 to 1.25	10.60	to	11.59
2016	8,334	1.842907	to	14.674172	89,779	2.20	0.35 to 1.25	5.26	to	6.21
2015	9,787	1.737765	to	13.871272	101,776	1.97	0.35 to 1.25	(1.36)	to	(0.47)
2014	9,992	1.748607	to	13.992488	109,806	2.33	0.35 to 1.25	4.25	to	5.19
Asset Allocation Division
2018	1,772	$1.932994	to	$2.260490	$3,614	1.98%	0.35% to 1.25%	(6.06)%	to	(5.21)%
2017	1,914	2.057749	to	2.384747	4,146	2.07	0.35 to 1.25	13.45	to	14.47
2016	1,966	1.813730	to	2.083222	3,884	2.30	0.35 to 1.25	6.45	to	7.41
2015	2,716	1.703817	to	1.939491	4,940	1.95	0.35 to 1.25	(1.66)	to	(0.77)
2014	2,980	1.732596	to	1.954610	5,498	2.18	0.35 to 1.25	3.85	to	4.78
Fidelity VIP Mid Cap Division
2018	4,269	$3.983763	to	$4.585972	$19,278	0.40%	0.35% to 1.25%	(15.83)%	to	(15.07)%
2017	4,803	4.733325	to	5.399821	25,514	0.49	0.35 to 1.25	19.05	to	20.12
2016	5,296	3.976053	to	4.495510	23,397	0.31	0.35 to 1.25	10.53	to	11.53
2015	5,941	3.597108	to	4.030700	23,425	0.25	0.35 to 1.25	(2.85)	to	(1.97)
2014	6,685	3.702607	to	4.111819	26,891	0.02	0.35 to 1.25	4.72	to	5.66
Fidelity VIP Contrafund Division
2018	18,089	$1.778089	to	$1.974839	$35,654	0.44%	0.35% to 1.25%	(7.80)%	to	(6.97)%
2017	19,368	1.928613	to	2.122752	41,072	0.78	0.35 to 1.25	20.08	to	21.16
2016	21,106	1.606056	to	1.751990	37,013	0.62	0.35 to 1.25	6.39	to	7.35
2015	22,741	1.509544	to	1.631987	37,020	0.82	0.35 to 1.25	(0.83)	to	0.06
2014	22,905	1.522183	to	1.630936	37,174	0.77	0.35 to 1.25	10.27	to	11.26
AMT Sustainable Equity Division
2018	6,055	$1.717474	to	$1.907475	$11,555	0.49%	0.35% to 1.25%	(6.89)%	to	(6.05)%
2017	6,243	1.844614	to	2.030266	12,716	0.52	0.35 to 1.25	16.96	to	18.02
2016	6,868	1.577073	to	1.720338	11,744	0.69	0.35 to 1.25	8.50	to	9.48
2015	7,466	1.453533	to	1.571407	12,719	0.56	0.35 to 1.25	(1.70)	to	(0.81)
2014	8,005	1.478648	to	1.584272	9,808	0.39	0.35 to 1.25	9.10	to	10.00
U.S. Strategic Equity Division
2018	6,802	$1.725623	to	$2.038668	$13,516	1.15%	0.35% to 1.25%	(10.76)%	to	(9.96)%
2017	8,025	1.933892	to	2.265343	17,766	1.04	0.35 to 1.25	19.30	to	20.37
2016	9,431	1.620995	to	1.882855	17,356	1.05	0.35 to 1.25	9.26	to	10.25
2015	10,833	1.483571	to	1.708703	18,223	0.83	0.35 to 1.25	(0.15)	to	0.75
2014	12,589	1.485791	to	1.696823	20,974	1.14	0.35 to 1.25	10.31	to	11.31
U.S. Small Cap Equity Division
2018	1,678	$2.344880	to	$2.807594	$4,104	0.46%	0.35% to 1.25%	(13.07)%	to	(12.28)%
2017	1,876	2.677261	to	3.202394	5,240	0.18	0.35 to 1.25	14.05	to	15.08
2016	2,056	2.329986	to	2.784266	5,012	0.83	0.35 to 1.25	17.19	to	18.24
2015	2,366	1.973444	to	2.355880	4,911	0.67	0.35 to 1.25	(8.34)	to	(7.51)
2014	2,613	2.136889	to	2.548477	5,894	0.25	0.35 to 1.25	0.30	to	1.20

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2018	12,028	$1.386320	to	$1.767145	$18,296	1.69%	0.35% to 1.25%	(15.93)%	to	(15.17)%
2017	12,462	1.636764	to	2.084321	22,169	2.63	0.35 to 1.25	23.43	to	24.54
2016	12,422	1.316215	to	1.674471	17,764	3.24	0.35 to 1.25	1.09	to	2.00
2015	12,430	1.292302	to	1.642438	17,602	1.14	0.35 to 1.25	(2.54)	to	(1.66)
2014	12,140	1.316072	to	1.671003	17,543	1.92	0.35 to 1.25	(5.63)	to	(4.78)
Strategic Bond Division
2018	32,129	$1.931442	to	$2.281768	$72,748	2.12%	0.35% to 1.25%	(2.04)%	to	(1.16)%
2017	30,716	1.971861	to	2.309777	70,308	1.34	0.35 to 1.25	2.58	to	3.50
2016	28,050	1.922321	to	2.232803	62,002	1.60	0.35 to 1.25	1.82	to	2.74
2015	26,987	1.887891	to	2.174318	58,225	2.39	0.35 to 1.25	(1.38)	to	(0.49)
2014	26,457	1.914309	to	2.186141	57,252	1.52	0.35 to 1.25	4.15	to	5.08
Global Real Estate Securities Division
2018	9,704	$3.802249	to	$4.671736	$42,552	4.50%	0.35% to 1.25%	(6.90)%	to	(6.06)%
2017	9,536	4.084164	to	4.980485	44,427	3.70	0.35 to 1.25	10.42	to	11.41
2016	9,375	3.698741	to	4.476956	39,095	4.57	0.35 to 1.25	1.74	to	2.66
2015	9,182	3.635378	to	4.367478	37,210	1.64	0.35 to 1.25	(1.00)	to	(0.10)
2014	9,110	3.671934	to	4.378494	36,892	3.33	0.35 to 1.25	13.33	to	14.35
LifePoints Moderate Strategy Division
2018	1,549	$1.360492	to	$1.511015	$2,182	4.37%	0.35% to 1.25%	(6.10)%	to	(5.26)%
2017	1,891	1.449028	to	1.594878	2,826	2.29	0.35 to 1.25	8.53	to	9.50
2016	1,758	1.335201	to	1.456484	2,405	3.45	0.35 to 1.25	6.41	to	7.37
2015	2,598	1.254766	to	1.356504	3,305	2.46	0.35 to 1.25	(2.93)	to	(2.05)
2014	2,824	1.292586	to	1.384896	3,665	3.11	0.35 to 1.25	3.55	to	4.49
LifePoints Balanced Strategy Division
2018	1,283	$1.332766	to	$1.480278	$1,788	5.31%	0.35% to 1.25%	(7.95)%	to	(7.12)%
2017	1,480	1.448010	to	1.593814	2,244	2.38	0.35 to 1.25	10.61	to	11.61
2016	1,435	1.309079	to	1.428058	1,969	2.86	0.35 to 1.25	7.70	to	8.67
2015	2,198	1.215472	to	1.314103	2,816	2.12	0.35 to 1.25	(3.52)	to	(2.64)
2014	3,222	1.259753	to	1.349788	4,219	2.97	0.35 to 1.25	3.31	to	4.24
LifePoints Growth Strategy Division
2018	852	$1.273823	to	$1.414812	$1,133	4.74%	0.35% to 1.25%	(9.19)%	to	(8.37)%
2017	958	1.402805	to	1.544057	1,389	3.17	0.35 to 1.25	14.22	to	15.25
2016	902	1.228131	to	1.339752	1,135	2.18	0.35 to 1.25	8.36	to	9.34
2015	1,699	1.133339	to	1.225293	1,995	1.78	0.35 to 1.25	(4.51)	to	(3.65)
2014	1,753	1.186908	to	1.271734	2,142	2.96	0.35 to 1.25	2.47	to	3.39
LifePoints Equity Growth Strategy Division
2018	69	$1.190878	to	$1.322719	$83	4.44%	0.35% to 1.25%	(10.58)%	to	(9.77)%
2017	93	1.331848	to	1.465982	125	3.27	0.35 to 1.25	16.10	to	17.14
2016	89	1.147180	to	1.251467	102	2.60	0.35 to 1.25	9.47	to	10.46
2015	189	1.047904	to	1.132951	202	1.57	0.35 to 1.25	(5.06)	to	(4.21)
2014	150	1.103798	to	1.182707	167	2.82	0.35 to 1.25	2.20	to	3.12
Credit Suisse Trust Commodity Return Strategy Division
2018	8,394	$4.027153	to	$4.314833	$36,585	2.49%	0.35% to 1.25%	(12.75)%	to	(11.97)%
2017	7,103	4.616153	to	4.901414	35,138	9.03	0.35 to 1.25	0.26	to	1.16
2016	5,446	4.604145	to	4.845070	26,698	0.00	0.35 to 1.25	10.63	to	11.63
2015	4,516	4.161714	to	4.340351	19,798	0.00	0.35 to 1.25	(25.96)	to	(25.29)
2014	3,648	5.621078	to	5.809833	21,363	0.00	0.35 to 1.25	(17.97)	to	(17.23)
(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America.

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200,
Milwaukee, WI 53202 T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 15, 2019

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2018	2017

Assets:
Bonds	$153,713	$146,945
Mortgage loans	36,755	35,750
Policy loans	17,693	17,421
Common and preferred stocks	5,574	5,870
Real estate	2,576	2,356
Other investments	17,048	14,724
Cash and short-term investments	1,899	2,469

Total investments	235,258	225,535

Due and accrued investment income	1,956	1,888
Net deferred tax assets	1,792	1,788
Deferred premium and other assets	3,444	3,376
Separate account assets	29,717	32,462

Total assets	$272,167	$265,049

Liabilities and surplus:
Reserves for policy benefits	$202,816	$195,279
Policyowner dividends payable	5,635	5,335
Interest maintenance reserve	580	911
Asset valuation reserve	4,597	4,334
Income taxes payable	249	125
Other liabilities	6,439	5,752
Separate account liabilities	29,717	32,462

Total liabilities	250,033	244,198

Surplus:
Surplus notes	2,948	2,948
Unassigned surplus	19,186	17,903

Total surplus	22,134	20,851

Total liabilities and surplus	$272,167	$265,049

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2018	2017	2016

Revenue:
Premiums	$18,036	$17,897	$17,915
Net investment income	9,791	9,541	9,605
Other income	655	649	632

Total revenue	28,482	28,087	28,152

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,436	10,332	9,798
Net additions to policy benefit reserves	8,079	8,700	9,284
Net transfers from separate accounts	(497)	(229)	(118)

Total benefits	19,018	18,803	18,964

Commissions and operating expenses	3,230	3,120	3,134

Total benefits and expenses	22,248	21,923	22,098

Gain from operations before dividends and taxes	6,234	6,164	6,054

Policyowner dividends	5,634	5,338	5,205

Gain from operations before taxes	600	826	849
Income tax benefit	(159)	(98)	(176)

Net gain from operations	759	924	1,025
Net realized capital gains (losses)	24	93	(215)

Net income	$783	$1,017	$810

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Beginning of year balance	$20,851	$20,230	$19,659

Net income	783	1,017	810

Change in net unrealized capital gains and losses	(126)	822	(326)

Change in net deferred tax assets	(76)	(1,323)	7

Change in nonadmitted assets	169	(390)	(217)

Change in asset valuation reserve	(263)	(887)	117

Change in surplus notes	-	1,198	-

Other surplus changes	796	184	180

Net increase in surplus	1,283	621	571

End of year balance	$22,134	$20,851	$20,230

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Cash flows from operating activities:
Premiums and other income received	$13,252	$12,957	$12,702
Investment income received	9,202	9,012	9,120
Benefit and dividend payments to policyowners and beneficiaries	(10,513)	(9,506)	(8,784)
Net transfers from separate accounts	496	228	121
Commissions, expenses and taxes paid	(2,699)	(3,080)	(2,614)

Net cash provided by operating activities	9,738	9,611	10,545

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	33,279	44,511	45,185
Mortgage loans	3,167	2,581	3,023
Common and preferred stocks	4,886	2,750	3,548
Real estate	23	284	238
Other investments	2,831	2,193	1,574

Subtotal proceeds from investments	44,186	52,319	53,568

Cost of investments acquired:
Bonds	(40,797)	(50,472)	(51,042)
Mortgage loans	(4,314)	(4,096)	(5,040)
Common and preferred stocks	(4,857)	(3,549)	(3,540)
Real estate	(168)	(148)	(592)
Other investments	(4,515)	(4,431)	(2,676)

Subtotal cost of investments acquired	(54,651)	(62,696)	(62,890)

Net inflows of policy loans	35	74	253

Net cash applied to investing activities	(10,430)	(10,303)	(9,069)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,198	-
Net outflows on deposit-type contracts	(350)	(220)	(223)
Other cash provided (applied)	472	(117)	(406)

Net cash provided by (applied to) financing and miscellaneous sources	122	861	(629)

Net increase (decrease) in cash and short-term investments	(570)	169	847

Cash and short-term investments, beginning of year	2,469	2,300	1,453

Cash and short-term investments, end of year	$1,899	$2,469	$2,300

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2018	2017	2016

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,149	$5,025	$5,428
Capitalized interest and payment in-kind investment income	776	729	727
Other policyowner contract activity	226	207	188
Employee benefit and compensation plan expenses	128	129	196

Investing:
Bond refinancings and exchanges	2,116	1,826	1,985
Mortgage loan refinancings and transfers	1,377	845	918
Net policy loan activity	295	303	342
Other invested asset exchanges	103	88	78
Common stock exchanges	144	93	33
Net premium loan activity	139	48	94
Net asset transfers with affiliated entities	138	803	935
Real estate asset exchanges	-	-	7

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	391	439	512

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes all of the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. The Company considers the unpaid principal balance of policy loans to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $56 million and $64 million at December 31, 2018 and 2017, respectively, are included in other assets in the statements of financial position and are net of accumulated depreciation of $394 million and $357 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $305 million and $280 million at December 31, 2018 and 2017, respectively. Depreciation expense for IT equipment and software totaled $134 million, $115 million and $88 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $145 million and $107 million at December 31, 2018 and 2017, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $12 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities and other investments denominated in foreign currencies. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2018 through February 15, 2019, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2018 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value and fair value of bonds at December 31, 2018 and 2017, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2018	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,747	$200	$(15)	$4,932
States, territories and possessions	648	88	(2)	734
Special revenue and assessments	33,671	420	(788)	33,303
All foreign governments	2,011	10	(77)	1,944
Hybrid securities	540	16	(32)	524
SVO-identified funds	117	-	-	117
Industrial and miscellaneous	111,979	1,380	(3,348)	110,011

Total bonds	$153,713	$2,114	$(4,262)	$151,565

December 31, 2017	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,044	$328	$(12)	$5,360
States, territories and possessions	642	131	(1)	772
Special revenue and assessments	35,321	678	(351)	35,648
All foreign governments	1,694	60	(5)	1,749
Hybrid securities	384	33	-	417
SVO-identified funds	12	-	-	12
Industrial and miscellaneous	103,848	4,527	(358)	108,017

Total bonds	$146,945	$5,757	$(727)	$151,975

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value of bonds by SVO rating category at December 31, 2018 and 2017 was as follows:

December 31, 2018	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,747	$-	$-	$-	$-	$-	$4,747

States, territories and possessions	596	52	-	-	-	-	648

Special revenue and assessments	33,550	121	-	-	-	-	33,671

All foreign governments	641	1,168	166	36	-	-	2,011

Hybrid securities	-	314	191	35	-	-	540

SVO-identified funds	-	-	-	117	-	-	117

Industrial and miscellaneous	52,858	45,684	5,826	4,934	2,645	32	111,979

Total bonds	$92,392	$47,339	$6,183	$5,122	$2,645	$32	$153,713

December 31, 2017	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,044	$-	$-	$-	$-	$-	$5,044

States, territories and possessions	583	59	-	-	-	-	642

Special revenue and assessments	35,198	123	-	-	-	-	35,321

All foreign governments	464	1,135	79	16	-	-	1,694

Hybrid securities	-	207	177	-	-	-	384

SVO-identified funds	-	12	-	-	-	-	12

Industrial and miscellaneous	50,910	39,285	5,914	5,268	2,454	17	103,848

Total bonds	$92,199	$40,821	$6,170	$5,284	$2,454	$17	$146,945

Based on statement value, 91% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at each of December 31, 2018 and 2017.

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2018 and 2017, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2018	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$31,654	$31,025	$-	$-	$31,654	$31,025
Other prime	602	597	1	1	603	598
Other below-prime	401	396	3	3	404	399
Commercial mortgage-backed:
U.S. Government agencies	133	134	-	-	133	134
Conduit	1,972	1,945	-	1	1,972	1,946
Other commercial mortgage-backed	15	16	-	-	15	16
Other asset-backed	7,687	7,655	52	57	7,739	7,712

Total structured securities	$42,464	$41,768	$56	$62	$42,520	$41,830

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
				(in millions)
Residential mortgage-backed:
U.S. Government agencies	$33,223	$33,164	$-		$-	$33,223	$33,164
Other prime	384	385	2		2	386	387
Other below-prime	321	320	8		9	329	329
Commercial mortgage-backed:
U.S. Government agencies	221	227	-		-	221	227
Conduit	2,229	2,244	4		4	2,233	2,248
Other commercial mortgage-backed	45	46	-		4	45	50
Other asset-backed	7,658	7,749	77		78	7,735	7,827

Total structured securities	$44,081	$44,135	$91		$97	$44,172	$44,232

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2018 and 2017.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. None of these securities have provisions linked to real estate prices, indices or asset values. The Company’s holdings of structured notes at December 31, 2018 and 2017 are summarized below:

	December 31, 2018			December 31, 2017

Description	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Treasury inflation protected securities	-	$-	$-	1	$129	$128

Structured notes	20	301	299	21	241	251

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2018 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$4,265	$4,275

Due after one year through five years	36,033	35,865

Due after five years through ten years	42,591	41,463

Due after ten years	72,198	71,336

Total	$155,087	$152,939

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $137 million and $133 million at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,621	$1,620	$2,418	$6,290	$-	$14,949

Office	3,640	921	1,242	3,399	-	9,202

Retail	2,709	550	2,000	2,229	-	7,488

Warehouse/Industrial	539	372	635	1,155	171	2,872

Other	374	287	749	834	-	2,244

Total	$11,883	$3,750	$7,044	$13,907	$171	$36,755

December 31, 2017	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,221	$1,350	$2,371	$5,553	$-	$13,495

Office	4,089	946	1,588	3,432	-	10,055

Retail	2,837	590	2,156	2,064	-	7,647

Warehouse/Industrial	296	245	659	1,184	199	2,583

Other	327	214	676	753	-	1,970

Total	$11,770	$3,345	$7,450	$12,986	$199	$35,750

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.6 billion at each of December 31, 2018 and 2017.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2018 and 2017. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2018 and 2017 is summarized below.

	2018	2017

Minimum interest rate	3.19%	2.97%

Maximum interest rate	7.50%	5.75%

Weighted-average LTV	56%	56%

Maximum LTV	87%	79%

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At each of December 31, 2018 and 2017, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 51%. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2018 and 2017 was as follows:

December 31, 2018	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,963	$9,862	$124	$-	$14,949

Office	5,714	3,115	171	202	9,202

Retail	3,997	3,365	126	-	7,488

Warehouse/Industrial	1,313	1,318	241	-	2,872

Other	862	1,011	348	23	2,244

Total	$16,849	$18,671	$1,010	$225	$36,755

December 31, 2017	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,467	$8,893	$135	$-	$13,495

Office	5,243	4,391	414	7	10,055

Retail	4,540	2,828	213	66	7,647

Warehouse/Industrial	1,137	1,161	285	-	2,583

Other	567	1,385	-	18	1,970

Total	$15,954	$18,658	$1,047	$91	$35,750

At December 31, 2018, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $15 million at December 31, 2017.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, the Company had $21 million and $23 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2018. The Company reported a $2 million mortgage loan valuation allowance at December 31, 2017 on one mortgage with an aggregate statement value of $21 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $5,366 million and $5,665 million included in the statements of financial position at December 31, 2018 and 2017, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2018 and 2017, the statements of financial position included $208 million and $205 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	East	Midwest	South	West	Total
	(in millions)

Apartment	$285	$201	$218	$526	$1,230

Office	-	693	131	18	842

Warehouse/Industrial	160	-	40	188	388

Other	28	48	13	27	116

Total	$473	$942	$402	$759	$2,576

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$97	$201	$525	$1,118

Office	15	715	132	18	880

Warehouse/Industrial	101	-	-	189	290

Other	28	-	13	27	68

Total	$439	$812	$346	$759	$2,356

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $687 million and $682 million at December 31, 2018 and 2017, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $9.2 billion and $7.8 billion at December 31, 2018 and 2017, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2018 and 2017 was as follows:

	December 31,
	2018	2017
	(in millions)

Securities partnerships and LLCs	$6,839	$5,547

Bonds	3,196	3,141

Real estate JVs, partnerships and LLCs	2,115	1,666

Common and preferred stocks	1,253	1,135

Real estate	806	635

Derivative instruments	695	434

Low income housing tax credit properties	598	527

Cash and short-term investments	392	337

Leveraged leases	86	131

Other assets, net	1,068	1,171

Total	$17,048	$14,724

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2018 and 12 years of unexpired credits at December 31, 2017. The required holding period

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2018 and 2017 were $119 million and $107 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2018 and 2017, the value of wholly-owned SCA investments were as follows:

	December 31, 2018			December 31, 2017

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$172	$-	$172	$154	$-	$154

NM Capital, Limited	-	-	-	2	2	-

Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	173	1	172	157	3	154

NML Securities Holdings, LLC	5,714	-	5,714	4,861	-	4,861

NML Real Estate Holdings, LLC	1,803	-	1,803	1,355	-	1,355

NM Investment Holdings, LLC	1,286	-	1,286	1,251	-	1,251

NM Pebble Valley, LLC	204	-	204	160	-	160

NM Investment Services, LLC	110	-	110	153	-	153

NM GP Holdings, LLC	59	3	56	63	9	54

NM Investment Management Company, LLC	42	42	-	44	44	-

Mason Street Advisors, LLC	35	35	-	30	30	-

NM QOZ FUND, LLC	16	9	7	-	-	-

NM-SAS, LLC	4	-	4	-	-	-

NM Career Distribution Holdings, LLC	2	2	-	-	-	-

GRO-SUB, LLC	1	1	-	1	1	-

GRO, LLC	1	1	-	1	1	-

NM Planning, LLC	-	-	-	136	136	-

Total other investment SCAs [2]	9,277	93	9,184	8,055	221	7,834

Total investments in SCAs	$9,450	$94	$9,356	$8,212	$224	$7,988

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2018. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Net Investment Income

The sources of net investment income for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016

		(in millions)

Bonds	$6,020	$5,738	$5,695

Mortgage loans	1,573	1,590	1,592

Common and preferred stocks	210	118	138

Real estate	275	276	277

Other investments	1,184	1,216	1,273

Policy loans	1,164	1,149	1,160

Amortization of IMR	135	162	155

Gross investment income	10,561	10,249	10,290

Less: investment expenses	770	708	685

Net investment income	$9,791	$9,541	$9,605

For the years ended December 31, 2018 and 2017, bond investment income included $42 million and $77 million of prepayment fees, respectively, generated as a result of 83 and 170 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Realized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2018			December 31, 2017			December 31, 2016

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$275	$(543)	$(268)	$755	$(543)	$212	$1,352	$(1,109)	$243
Mortgage loans	-	(2)	(2)	2	(5)	(3)	-	(3)	(3)
Common and preferred stocks	538	(147)	391	363	(29)	334	304	(357)	(53)
Real estate	12	(13)	(1)	101	-	101	96	(53)	43
Other investments	699	(952)	(253)	692	(786)	(94)	575	(722)	(147)

Subtotal	$1,524	$(1,657)	(133)	$1,913	$(1,363)	550	$2,327	$(2,244)	83

Less: IMR net gains (losses) before taxes			(245)			389			415
Less: Capital gains tax (benefit) expense			88			68			(117)

Net realized capital gains (losses)			$24			$93			$(215)

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $22 billion, $31 billion, and $32 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
Bonds, common and preferred stocks:		(in millions)

Structured securities	$(1)	$(1)	$(54)
Financial services	(1)	(1)	(17)
Consumer discretionary	-	(63)	(14)
Industrials	(35)	(53)	(9)
Energy	(2)	(39)	(20)
Basic materials	-	(7)	(39)

Subtotal	(39)	(164)	(153)

Real estate	(13)	-	(52)

Other investments:
Real estate JVs	-	(27)	(4)
Securities partnerships	(44)	(53)	(61)
Energy and transportation	(22)	-	(5)

Subtotal	(66)	(80)	(70)

Total	$(118)	$(244)	$(275)

In addition to the realized capital losses above, $22 million, $30 million and $60 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2018, 2017 and 2016, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

At December 31, 2018, the Company held structured securities with aggregate statement values and fair values of $7 million and $13 million, respectively, for which other-than-temporary impairments had been recognized. Other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018, 2017 and 2016, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(1)	(1)	(54)

Total	$(1)	$(1)	$(54)

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company’s share of the earnings or losses of these investments is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Bonds	$(376)	$564	$(313)

Mortgage loans	(10)	13	9

Common and preferred stocks	(653)	529	348

Other investments	833	(230)	(267)

Subtotal	(206)	876	(223)

Change in deferred taxes	80	(54)	(103)

Change in net unrealized capital gains and losses	$(126)	$822	$(326)

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 included the reversal of previously unrealized capital gains of $(602) million, $(489) million and $(787) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$53,896	$51,789	$(2,107)	$56,888	$54,284	$(2,604)

Common and preferred stocks	2,609	2,267	(342)	265	192	(73)

Total	$56,505	$54,056	$(2,449)	$57,153	$54,476	$(2,677)

	December 31, 2017

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$27,285	$27,056	$(229)	$21,623	$20,976	$(647)

Common and preferred stocks	633	571	(62)	157	138	(19)

Total	$27,918	$27,627	$(291)	$21,780	$21,114	$(666)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

All of these bonds were current on contractual interest and principal payments at December 31, 2018. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2018 and 2017, unrealized capital losses on structured securities in a loss position for greater than 12 months were $856 million and $319 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $60 million and $66 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2018 and 2017, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2018			2017

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)

Bonds	60	$1,587	$1,519	57	$1,399	$1,430
Loan-backed and structured securities	3	-	-	5	1	1
Preferred stock	7	74	80	6	90	96

Total	70	$1,661	$1,599	68	$1,490	$1,527

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

There were no securities on loan at December 31, 2018. At December 31, 2017, the aggregate statement value of general account loaned securities was $890 million and reported as other liabilities on the statements of financial position. The aggregate fair value of loaned securities was $894 million at December 31, 2017. All of the securities on loan at December 31 2017, were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2018 or 2017.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2017, reinvested securities lending collateral held by the Company was $920 million, which is reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2017 were as follows:

	December 31, 2017

	Amortized Cost	Fair Value
	(in millions)

30 days or less	$477	$477
31-60 days	100	100
61-90 days	53	53
91-120 days	-	-
121-180 days	75	75
181-365 days	100	100
1-2 years	115	116

Total	$920	$921

At December 31, 2017, the statement of financial position included $374 million in bonds and $546 million in cash and short-term investments related to these collateral assets.

Repurchase Agreements

During 2018, the Company began participating in a bilateral repurchase program with U.S. domiciled unaffiliated third parties. The agreements under this program require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 98% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2018, the liability to return the repurchase agreement cash collateral was $1.8 billion and is reported as other liabilities in the statements of financial position.

During 2018, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Minimum Balance	Maximum Balance	Average Daily Balance	Ending Balance

	(in millions)

March 31, 2018	$242	$485	$405	$485
June 30, 2018	$485	$1,514	$1,082	$1,449
September 30, 2018	$1,431	$1,519	$1,464	$1,435
December 31, 2018	$1,430	$1,763	$1,501	$1,763

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

During 2018, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Minimum Balance (Fair Value)	Maximum Balance (Fair Value)	Average Daily Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2018	$242	$485	$405	$492	$498
June 30, 2018	$492	$1,514	$1,082	$1,468	$1,396
September 30, 2018	$1,431	$1,519	$1,464	$1,456	$1,397
December 31, 2018	$1,430	$1,763	$1,501	$1,787	$1,696

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements were all U.S. Treasury securities with a NAIC rating of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2018 was as follows:

	December 31, 2018

	Amortized Cost	Fair Value
	(in millions)
30 days or less	$579	$579
31-60 days	215	215
61-90 days	199	199
91-120 days	73	73
121-180 days	355	355
181-365 days	46	46
1-2 years	253	252
2-3 years	-	-
Over 3 years	35	34

Total	$1,755	$1,753

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet any potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements, securities lending and derivative transactions.

At December 31, 2018 and 2017, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of restricted assets at December 31, 2018 and 2017, summarized by type of restriction, was as follows:

	December 31,
	2018	2017
	(in millions)
Loaned securities - repurchase agreements	$1,696	$-
Loaned securities - securities lending	-	890
Derivative transactions	48	46
Securities on deposit with states	4	4

Total restricted assets	$1,748	$940

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Repurchase agreement collateral	$1,763	$1,763	$-	$-
Derivative collateral	510	510	138	138
Mortgage loan escrow	58	58	51	51
Real estate escrow and security deposits	6	6	8	8
Security lending collateral	-	-	915	915

Total collateral assets	$2,337	$2,337	$1,112	$1,112

At December 31, 2018 and 2017, derivative collateral received included $0.5 million and $13 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $510 million and $138 million of cash collateral under its derivative collateral support arrangements at December 31, 2018 and 2017, respectively, including less than $1 million and $13 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the statements of financial position. The Company also held bond collateral with a fair value of $5 million at December 31, 2018 and none at December 31, 2017. Bonds held as collateral are not reported in the statements of financial position.

The Company posted $35 million and $26 million of bond collateral under futures agreements at December 31, 2018 and 2017, respectively, including $11 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $13 million and $20 million of bond collateral related to cleared derivative contracts at December 31, 2018 and 2017, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 11 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2018 and 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$22	$-

Interest rate swaps	56	-	-	1	(1)

Foreign exchange contracts:

Foreign currency swaps	8,671	567	(80)	522	(163)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	807	5	-	5	-

Interest rate floors	1,026	18	(1)	18	(1)

Interest rate swaps	500	11	-	11	-

Swaptions	3,385	63	-	63	-

Fixed income futures	2,670	-	-	-	-

Fixed income forwards	25	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	466	4	(1)	4	(1)

Foreign currency swaps	89	8	(2)	8	(2)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	1	16	-	16	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$695	$(84)	$670	$(168)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$4	$-	$36	$-

Interest rate swaps	25	-	-	-	-

Foreign exchange contracts:

Foreign currency swaps	6,987	335	(222)	236	(355)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	789	6	-	6	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	4	-	4	-

Swaptions	3,390	57	-	57	-

Fixed income futures	622	-	-	-	-

Fixed income forwards	2,039	4	-	4	-

Foreign exchange contracts:

Foreign currency forwards	955	6	(16)	6	(16)

Foreign currency swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	-	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$434	$(238)	$367	$(371)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended December 31, 2018

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	16	-	-

Income generation:

Equity options	-	-	-

Total derivatives	$410	$26	$101

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	For the year ended December 31, 2017

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$12

Interest rate swaps	-	-	2

Foreign exchange contracts:

Foreign currency swaps	(522)	24	69

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(6)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	4	-	(8)

Swaptions	(28)	-	(9)

Fixed income futures	(4)	10	-

Fixed income forwards	(1)	6	-

Foreign exchange contracts:

Foreign currency forwards	(21)	(26)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	1	(5)	-

Equity index futures	1	1	-

Fixed contracts:

Fixed income total return swaps	-	1	-

Warrants	-	-	-

Income generation:

Equity options	-	-	-
Total derivatives	$(575)	$11	$65

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2018

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Warrants	-	-	-

Income generation:

Equity options	-	(2)	-
Total derivatives	$324	$(14)	$49

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $5 million for the year ended December 31, 2018 and $0 for both of the years ended December 31, 2017 and 2016.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
	(in millions)

Life insurance reserves	$177,842	$171,792

Annuity reserves	9,979	9,208

Deposit funds	3,307	3,266

Disability and long-term care unpaid claims and claim reserves	5,012	4,939

Disability and long-term care active life reserves	6,676	6,074

Total reserves for policy benefits	$202,816	$195,279

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2018, the Company had $1.8 trillion of total life insurance in force, including $28.1 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

During 2018, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $627 million, net of reinsurance. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Annuity Reserves and Deposit Funds

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

Deposit funds primarily represent reserves for supplementary contracts and income annuities without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $346 million and $369 million at December 31, 2018 and 2017, respectively. Accounts were credited with interest at annual rates ranging from 0.90% to 3.50% and 0.23% to 3.50% during 2018 and 2017, respectively. The crediting interest rates changed 44 times and 32 times during 2018 and 2017, respectively.

At December 31, 2018 and 2017, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2018	2017	2018	2017	2018	2017
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$232	$276	$-	$-	$232	$276
- at book value less surrender charge of 5% or more	76	74	-	-	76	74
- at fair value	-	-	17,762	19,449	17,762	19,449
- at book value without adjustment	4,957	5,043	-	-	4,957	5,043

Not subject to discretionary withdrawal	8,021	7,081	4,970	5,390	12,991	12,471

Total annuity reserves and deposit funds	$13,286	$12,474	$22,732	$24,839	$36,018	$37,313

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended

	December 31,
	2018	2017
	(in millions)

Balance at January 1	$4,939	$4,753

Incurred related to:
Current year	796	793
Prior years	(39)	63

Total incurred	757	856

Paid related to:
Current year	(34)	(33)
Prior years	(650)	(637)

Total paid	(684)	(670)

Balance at December 31	$5,012	$4,939

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2018 and 2017, reserves required as a result of AAT were as follows:

	December 31,
	2018	2017
	(in millions)

Annuities and deposit funds	$140	$155
Life insurance	2	2

Total reserves	$142	$157

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $507 million and $433 million at December 31, 2018 and 2017, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$244	$88	$249	$90
Ordinary renewal	2,740	2,205	2,674	2,171

Total deferred and uncollected premiums	$2,984	$2,293	$2,923	$2,261

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2018 and 2017 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2018	2017	2018	2017	2018	2017
	(in millions)		(in millions)		(in millions)

Subject to discretionary withdrawal	$6,828	$7,514	$17,762	$19,449	$24,590	$26,963
Not subject to discretionary withdrawal	-	-	4,970	5,390	4,970	5,390

Total separate account reserves	$6,828	$7,514	$22,732	$24,839	29,560	32,353

Non-policy liabilities					157	109

Total separate account liabilities					$29,717	$32,462

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2018 and 2017 was $165 million and $31 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $6 million and $5 million attributable to GMDB at December 31, 2018 and 2017, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion and $1.7 billion for the years ended December 31, 2018 and 2017, respectively. These amounts are reported as premiums in the statements of operations. The subsequent

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts in the statements of operations for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,

	2018	2017	2016
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,696	$1,726	$1,714

Transfers from separate accounts	(2,193)	(1,955)	(1,832)

Net transfers to (from) separate accounts	$(497)	$(229)	$(118)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2018 and 2017 and does not expect to make a contribution to the plans during 2019.

The Company’s defined benefit pension plan for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
	(in millions)
Fair value of plan assets at January 1	$5,012	$4,459	$82	$75

Changes in plan assets:

Actual return on plan assets	(250)	684	(4)	12

Actual plan benefits paid	(141)	(131)	(5)	(5)

Fair value of plan assets at December 31	$4,621	$5,012	$73	$82

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2018 and 2017 were as follows:

	Target		Actual
	Allocation		Allocation

	2018	2017	2018	2017

Bonds	56%	56%	56%	55%

Equity investments	43%	43%	43%	44%

Other investments	1%	1%	1%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2018 and 2017, other investments were comprised of cash and short-term investments.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017

	(in millions)

Projected benefit obligation at January 1	$5,373	$4,879	$724	$728

Changes in benefit obligation:

Service cost of benefits earned	146	128	20	22

Interest cost on projected obligations	180	179	21	23

Projected gross plan benefits paid	(158)	(142)	(22)	(21)

Experience (gains)/losses	(571)	318	(133)	(19)

Plan amendments and other	-	11	-	(9)

Projected benefit obligation at December 31	$4,970	$5,373	$610	$724

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.7 billion and $5.0 billion for the years ended December 31, 2018 and 2017, respectively. Experience (gains)/losses for each of the years ended December 31, 2018 and 2017 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2018 and 2017 and the net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
Projected benefit obligation:

Weighted average discount rate	4.18%	3.57%	4.18%	3.56%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans

	2018	2017	2016	2018	2017	2016
Net periodic benefit cost:
Weighted average discount rate	3.57%	4.10%	4.30%	3.57%	4.10%	4.30%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.50%	6.50%	6.25%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2018	2017

Assumed annual increase	5.50%	6.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2019	2019

A change in the assumed health care cost trend of 1.0% in each year would have the following impacts on net periodic benefit cost and the accumulated postretirement benefit obligation (APBO):

	December 31, 2018

	1% increase	1% decrease

Impact on net periodic benefit cost	$1	$(1)

Impact on APBO	$4	$(4)

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2018 and 2017.

	Defined		Postretirement
	Benefit Plans		Benefit Plans

	2018	2017	2018	2017
	(in millions)

Fair value of plan assets	$4,621	$5,012	$73	$82

Projected benefit obligation	4,970	5,373	610	724

Funded status	(349)	(361)	(537)	(642)

Nonadmitted asset	(597)	(677)	-	-

Financial statement liability	$(946)	$(1,038)	$(537)	$(642)

The PBO for defined benefit plans above included $946 million and $1,038 million related to nonqualified, unfunded plans at December 31, 2018 and 2017, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 115% and 116% of the projected benefit obligations of these plans at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2018 and 2017:

	For the year ended December 31, 2018

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,151)	$215	$314	$(77)	$(60)

Amortization from surplus into net periodic benefit cost	42	(25)	-	-	5

Changes in plan assets and benefit obligations recognized in surplus	(4)	-	-	119	5

Balance at December 31	$(1,113)	$190	$314	$42	$(50)

	For the year ended December 31, 2017

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)

Balance at January 1	$(1,260)	$250	$323	$(113)	$(65)

Amortization from surplus into net periodic benefit cost	54	(25)	(9)	-	5

Changes in plan assets and benefit obligations recognized in surplus:	55	(10)	-	36	-

Balance at December 31	$(1,151)	$215	$314	$(77)	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2018	2017	2016	2018	2017	2016
	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$146	$128	$120	$20	$22	$22

Interest cost on projected obligations	180	179	194	21	23	30

Amortization of experience losses	42	54	66	-	-	4

Amortization of prior service costs/(credits)	(25)	(25)	(25)	5	5	6

Amortization of initial net asset	-	(9)	(24)	-	-	-

Expected return on plan assets	(309)	(291)	(266)	(5)	(5)	(4)

Other	-	1	9	-	-	3

Net periodic benefit cost	$34	$37	$74	$41	$45	$61

The Company expects to increase (decrease) periodic benefit costs through the amortization of $47 million, $(25) million and $(8) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2019. Amortization of postretirement plan prior service costs of $5 million are also expected to increase net periodic benefit cost during 2019.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2019 through 2028 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2019	$156	$23

2020	183	24

2021	191	24

2022	200	25

2023	208	25

2024-2028	1,166	134

Total	$2,104	$255

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2018, 2017 and 2016, the Company expensed total contributions to these plans of $50 million, $50 million and $48 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes 60% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2018 and 2017, the net amount due from NLTC under this agreement was $44 million and $37 million, respectively.

During 2017, the Company and NLTC amended the affiliated reinsurance agreement. Under the terms of the amendment, the Company assumed 100% of the risks associated with a block of long-term care business NLTC recaptured from an un-affiliated reinsurer. This transaction qualified for reinsurance accounting under the SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance, given the complete transfer of risk from NLTC. As part of the reinsurance amendment, the Company received invested assets with a fair value of $228 million as consideration from NLTC. The consideration was reflected as an increase to premiums and other income of $167 million and $21 million, respectively, in the statements of operations and as an increase to unassigned surplus of $40 million that was reflected in the statement of changes in surplus. In addition, reserves for policy benefits were increased by $167 million and IMR liabilities of $17 million were transferred to the Company and reported as an increase to commissions and operating expenses in the statements.

Amounts in the financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2018 and 2017 were reported net of ceded reserves of $1.6 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
	(in millions)

Direct premium revenue	$18,231	$17,994	$18,237

Premiums assumed	711	810	589

Premiums ceded	(906)	(907)	(911)

Premium revenue	$18,036	$17,897	$17,915

Direct benefit expense	$19,037	$18,557	$19,019

Benefits assumed	680	902	616

Benefits ceded	(699)	(656)	(671)

Total benefits	$19,018	$18,803	$18,964

In addition, the Company received $129 million, $146 million and $149 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2018, 2017 and 2016, the Company incurred $138 million, $119 million and $148 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2018 and 2017 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

10.	Federal Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	LearnVest, Inc.
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC
Northwestern Long Term Care Ins. Co	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM SAS, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

On December 22, 2017, H.R. 1, informally known as the Tax Cuts and Jobs Act (“the Act” or “Tax Reform”) was signed into law, effective for tax years beginning on or after January 1, 2018. The Act reduced the maximum federal corporate income tax rate from 35% to 21%. The statutory basis of accounting requires the 21% corporate tax rate to be applied to deferred tax balances at December 31, 2017, which resulted in a net reduction to statutory surplus of $1.2 billion. The change in net deferred tax assets was reduced by $1.4 billion and the change in net unrealized capital gains and losses was increased by $0.2 billion in the statement of changes in surplus for the year ended December 31, 2017. The Company began to benefit from the lower federal income tax rate in 2018.

The components of current income tax expense (benefit) in the statements of operations for the years ended December 31, 2018, 2017 and 2016 related to “ordinary” taxable income (loss) were as follows:

	For the years ended December 31,
	2018	2017	2016

	(in millions)
Tax payable on ordinary income	$110	$40	$(10)
Low income housing tax credits	(119)	(107)	(108)
Other tax credits	(23)	(21)	(37)
Increase (decrease) in contingent tax liabilities	(127)	(10)	(21)

Total current tax benefit	$(159)	$(98)	$(176)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $(49) million, $136 million and $145 million was included in net IMR deferrals for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $88 million, $68 million and $(117) million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The table below shows how the Company’s income tax benefit for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2018	2017	2016

	(in millions)

Provision computed at statutory rate	$98	$482	$326

Adjustments to the statutory rate:

Revaluation of net deferred tax assets (excluding taxes on net unrealized capital gains) - tax reform	-	1,406	-

Subsidiary distributions	(115)	(162)	(269)

Tax credits	(142)	(128)	(145)

Amortization of IMR	(28)	(57)	(54)

Dividends received deduction	(26)	(37)	(33)

Employee benefits	(17)	(24)	(15)

Deferred adjustments	214	(36)	12

Other	(28)	-	23

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

Federal income tax expense (benefit) reported on statements of operations	$(159)	$(98)	$(176)

Capital gains tax expense, net of IMR transfers	39	204	28

Change in net deferred tax assets	76	1,338	(7)

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments (refunds) of $150 million, $356 million and $(50) million to the IRS during the years ended December 31, 2018, 2017 and 2016, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2018, 2017 and 2016 that are available for recoupment are $179 million, $254 million and $24 million, respectively.

Federal income tax returns for 2013 and prior years are closed as to further assessment of tax. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Changes in contingent tax liabilities for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended December 31,
	2018	2017
	(in millions)
Balance at January 1	$410	$420
Reductions for tax positions of prior years	(127)	(10)

Balance at December 31	$283	$410

Included in contingent tax liabilities at December 31, 2018 and 2017 were $265 million and $383 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2018, 2017 and 2016, the Company recognized $(9) million, $1 million and $3 million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$868	$804	$64
Investments	337	300	37
Policy benefit liabilities	1,638	1,296	342
Benefit plan obligations	516	547	(31)
Other	83	83	-
Valuation adjustment	-	-	-

Gross deferred tax assets	3,442	3,030	412

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,442	3,030	412

Deferred tax liabilities:
Investments	749	739	10
Other	901	503	398

Gross deferred tax liabilities	1,650	1,242	408

Net deferred tax assets	$1,792	$1,788	$4

The Act includes provisions that change tax-basis life insurance reserves for tax years beginning after December 31, 2017. The impact of this change resulted in equal and offsetting increases to deferred tax assets and liabilities of $380 million at the beginning of 2018.

All gross deferred tax liabilities have been recognized at December 31, 2018 and 2017. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2018 or 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2018 and 2017 and expects to exceed this minimum during 2019.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2018 and 2017 were as follows (in millions):

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax liabilities	901	749	1,650	503	739	1,242	398	10	408

Net admitted deferred tax asset/(liability)	$2,204	$(412)	$1,792	$2,227	$(439)	$1,788	$(23)	$27	$4

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$197	$197	$-	$173	$173	$-	$24	$24
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,625	-	1,625	1,846	-	1,846	(221)	-	(221)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,480	140	1,620	884	127	1,011	596	13	609

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,625			$1,846			$(221)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,043			$2,850			$193

Ratio percentage used to detemine recovery period and threshold limitation amount			976%			1125%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$20,286			$18,998

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.4 billion and $7.7 billion at December 31, 2018 and 2017, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2018.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2018 and 2017, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2018			December 31, 2017

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$96		$1	$70		$1

Guarantees of real estate obligations	382		4	368		4

Guarantees issued on behalf of wholly-owned subsidiaries	39		-	80		-

Total guarantees	$517		$5	$518		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyholders its’ ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2017 to extend the length of the agreement through December 31, 2022 and lower the aggregate capital contribution limit from $800 million to $200 million. NM contributed capital to NLTC of $35 million and $15 million for the years ended December 31, 2018 and 2017, respectively. The Company has contributed a total of $165 million to NLTC through December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company reported a payable to NLTC of $50 million and $44 million at December 31, 2018 and 2017, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

On September 26, 2017, the Company issued surplus notes (“2017 notes”) with a principal balance of $1.2 billion, bearing interest at 3.850% and having a maturity date of September 30, 2047. The 2017 notes were issued at an offering price of 99.787%. On March 26, 2010, the Company issued surplus notes (“2010 notes”), at par, with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. Each note issuance was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended.

Interest on the 2017 and 2010 notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments. During 2018 and 2017, the Company paid and recognized interest on the notes of $153 million and $106 million, respectively. A total of $47 million and $903 million of interest has been paid on the 2017 notes and 2010 notes, respectively, from their issuance through December 31, 2018.

The note issuances are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 notes). The entire amount of the 2017 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2018 and 2017.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2018 and 2017 were as follows:

	December 31, 2018

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$153,713	$151,565	$4,164	$132,645	$14,756
Mortgage loans	36,755	37,143	-	-	37,143
Common and preferred stocks	5,260	5,279	4,669	77	533
Policy loans	17,693	17,693	-	-	17,693
Derivative assets	695	670	-	654	16
Surplus note investments	108	131	-	131	-
Cash and short-term investments	1,899	1,899	525	1,374	-

Separate account assets	29,717	29,717	26,954	2,231	532

General account liabilities:
Investment-type insurance reserves	$5,187	$5,022	$-	$-	$5,022
Liabilities for securities lending	-	-	-	-	-
Liabilities for repuchase agreements	1,763	1,763	-	1,763	-
Derivative liabilities	84	168	-	168	-

Separate account liabilities	29,717	29,717	26,954	2,231	532

	December 31, 2017

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$146,945	$151,975	$4,125	$134,545	$13,305
Mortgage loans	35,750	37,049	-	-	37,049
Common and preferred stocks	5,612	5,640	4,941	77	622
Policy loans	17,421	17,421	-	-	17,421
Derivative assets	434	367	-	367	-
Surplus note investments	108	142	-	142	-
Cash and short-term investments	2,469	2,469	239	2,230	-

Separate account assets	32,462	32,462	29,339	2,655	468

General account liabilities:
Investment-type insurance reserves	$5,312	$5,225	$-	$-	$5,225
Liabilities for securities lending	915	915	-	915	-
Liabilities for repuchase agreements	-	-	-	-	-
Derivative liabilities	238	371	-	371	-

Separate account liabilities	32,462	32,462	29,339	2,655	468

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2018 and 2017.

	December 31, 2018

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$117	$-	$5	$122
Common and preferred stocks	4,669	1	455	5,125
Money market mutual funds	427	-	-	427
Derivative assets	-	109	16	125
Derivative liabilities	-	4	-	4

Total general account	$5,213	$114	$476	$5,803

Separate accounts:
Mutual fund investments	$24,892	$-	$-	$24,892
Other benefit plan assets/liabilities	109	19	4	132
Pension and postretirement assets:
Bonds	333	2,167	106	2,606
Common and preferred stock	1,644	1	40	1,685
Cash and short-term securities	28	42	-	70
Other assets/liabilities	(52)	3	381	332

Subtotal pension and postretirement assets	1,953	2,213	527	4,693

Total separate accounts	$26,954	$2,232	$531	$29,717

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$12	$-	$5	$17
Common and preferred stocks	4,941	1	478	5,420
Money market mutual funds	243	-	-	243
Derivative assets	-	95	-	95
Derivative liabilities	-	(16)	-	(16)

Total general account	$5,196	$80	$483	$5,759

Separate accounts:
Mutual fund investments	$27,288	$-	$-	$27,288
Other benefit plan assets/liabilities	55	22	3	80
Pension and postretirement assets:
Bonds	375	2,386	115	2,876
Common and preferred stock	1,591	-	35	1,626
Cash and short-term securities	20	233	-	253
Other assets/liabilities	10	14	315	339

Subtotal pension and postretirement assets	1,996	2,633	465	5,094

Total separate accounts	$29,339	$2,655	$468	$32,462

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2018 or 2017.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$478	$5	$-	$468

Realized gains/(losses)	130	-	-	44

Unrealized gains/(losses)	(28)	-	16	(11)

Issuances	-	-	-	-

Purchases	35	-	-	185

Sales	(209)	-	-	(154)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	49	-	-	3

Transfers out of level 3	-	-	-	(4)

Fair value, end of period	$455	$5	$16	$531

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

For the year ended December 31, 2017	General account common and preferred stock	General account bonds	Derivative assets	Separate account other benefit plan assets

	(in millions)
Fair value, beginning of period	$522	$45	$-	$369

Realized gains/(losses)	38	(8)	-	38

Unrealized gains/(losses)	55	7	-	31

Issuances	-	-	-	-

Purchases	7	-	-	165

Sales	(86)	(44)	-	(139)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	-	5	-	4

Transfers out of level 3	(58)	-	-	-

Fair value, end of period	$478	$5	$-	$468

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account A Operating Authority, authorizing registration as an Investment Company; and approval of Fee-Based Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0704) and RR.V.A.BK. (0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0803), including Contract amendment (sex neutral)	Exhibit 10.1 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0803), including Contract amendment (sex neutral)	Exhibit 10.2 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0803) and RR.V.A.BK. (0803) Payment Rate Tables (sex distinct)	Exhibit 10.3 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a)(1) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B (032000), (sex distinct)	Exhibit B(4)(b) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA. EDB. (032000)	Exhibit B(4)(c) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit B(4)(d) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-1 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-2 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(f)(1)	Specimen Copy of Deferred Variable Annuity Contract, LL V 1 A. Referenced to Exhibit 4.1 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(f)(2)	Specimen Copy of Immediate Variable Annuity Contract, LL V 2 A. Referenced to Exhibit 4.2 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006

(b)(4)(g)	Variable Annuity Contract for use after June 30, 1969, JJ V-1A. Referenced to Exhibit 4 filed with Form S-1 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 2-28727 on April 1, 1969	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(h)(1)	Flexible Payment Deferred Variable Annuity – Account A front-load Contract, ICC12.RR.VA.AFR. (0313)	Exhibit (b)(4)(h)(1) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account A, File No. 333-72913, filed on April 28, 2014
(b)(4)(h)(2)	Flexible Payment Deferred Variable Annuity – Account A back-load Contract, ICC12.RR.VA.ABK. (0313)	Exhibit (b)(4)(h)(2) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account A, File No. 333-72913, filed on April 28, 2014
(b)(4)(h)(3)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account A, File No. 333-72913, filed on April 28, 2014
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 33-58476, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333-72913, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 26 for NML Variable Annuity Account A, File No. 333-72913, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 18 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2019

Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

David J. Drury	Founding Partner Wing Capital Group 330 S. Executive Drive, Suite 209 Brookfield, WI 53005

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	Chairman Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

David J. Lubar	President & CEO Lubar & Co. 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202

Sheila L. Marcelo	Founder, Chairwoman & CEO Care.com 77 4th Avenue, 5th Floor Waltham, MA 02451

Jaime Montemayor	Former Senior Vice President & Chief Information Officer PepsiCo Americans Foods 3604 Shantara Lane Plano, TX 75093

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036

EXECUTIVE OFFICERS – As of April 1, 2019

John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Innovation Officer
Leslie Barbi	Senior Vice President (Public Investments)
John E. Bentley	Vice President (Investment Strategy)
Sandra L. Botcher	Vice President (Distribution Development)
Lori M. Brissette	Vice President (Risk & Investment Client Services)
Lisa A. Cadotte	Vice President (Investment Risk & Operations)
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy/Community Relations & Campus/Event Experiences)
Joann M. Eisenhart	Executive Vice President & Chief People Officer
Chris K. Gawart	Vice President & General Counsel
Timothy J. Gerend	Executive Vice President (Career Distribution)
Aditi J. Gokhale	Executive Vice President & Chief Marketing and Communications Officer
Karl G. Gouverneur	Vice President (Digital Workplace & Corporate Solutions)
John M. Grogan	Executive Vice President (Insurance Products & Client Services)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Controller
Jason T. Klawonn	Senior Vice President & Chief Actuary
Abimbola O. Kolawole	Vice President (Policy Benefits)
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President (Enterprise Risk Assurance)
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Steven M. Radke	Vice President (Government Relations)
Courtney K. Reynolds	Vice President (Communications & Corporate Affairs)
John C. Roberts	Vice President (Distribution Performance)
Don J. Robertson	Executive Vice President & Chief Human Resources Officer

Bethany M. Rodenhuis	Executive Vice President & Chief Transformation Officer
Tammy M. Roou	Vice President (Enterprise Compliance)
Sarah R. Schneider	Vice President (Distribution Services)
Deborah A. Schultz	Vice President (Financial Management)
Emilia Sherifova	Executive Vice President & Chief Technology Officer
David W. Simbro	Senior Vice President (Risk Products)
Kamilah D. Williams-Kemp	Vice President (New Business)
Thomas D. Zale	Vice President (Real Estate)

OTHER OFFICERS – As of April 1, 2019

Employee	Title
Craig L. Schedler	VP Strategic Investing

Lisa C. Gandrud	VP & Actuary
Gregory A. Gurlik	VP & Actuary
James R. Lodermeier	VP & Actuary
Susan J. Miner	VP & Actuary
Paul W. Skalecki	VP & Actuary
Chris G. Trost	VP & Actuary
Kyle A. Walster	VP & Actuary

Eric Heise	Senior Director Corporate Reporting
Todd C. Kuzminski	VP Investment Accounting
Dean A. Landry	VP Tax Planning
Susan Limbach	Senior Director Tax
Michael A. Reis	VP Accounting Policy
Matthew P. Sullivan	VP Financial Reporting & Analysis
Amanda E. Young	VP Tax

Stephen R. Stone	VP Enterprise Risk Management
Andrew T. Vedder	VP Solvency Policy & Risk Management

Gwen C. Canady	VP Finance & Expense Operations
Vikram Choudhary	VP Finance & Expense
Stacey Gribbin	VP Finance & Expense Operations
Karen A. Molloy	VP & Treasurer
Steve L. Wu	VP Sourcing & Procurement

David A. Escamilla	VP Investment Operations
Karla J. Adams	VP Investment Risk Management
James Reach	VP Investment Data & Analytics

Stig Haagensen	VP Engineering
Kristy L. Litchford	VP Product Management
Goran Micanovic	VP Engineering
Matthew T. Sauer	VP Product Management

Cal D. Schattschneider	VP Campus Planning & Operations

Jason R. Handal	VP Distribution Performance
Matthew McDowell	VP Distribution Performance
Arthur J. Mees Jr.	VP Distribution Performance
Timothy Nelson	VP Distribution Performance
Jeremy Newman	VP Distribution Finance

William Grady	VP Financial & Concierge Planning
Amy Kiiskila	VP Advanced Planning

Employee	Title
William H. Taylor	VP Financial Planning & Sales Support

Joseph Roblee	VP Field Strategy Alignment
Rebecca Porter	VP Career Distribution Transformation Lead

Jennifer L. Brase	VP Diversity & Inclusion
Julie Flaa	VP Distribution Planning
Stephen J. Frankl	VP Field Lerning & Development
Kevin J. Konopa	VP Business Owner
Stephanie Wilcox	VP Advanced Practice Groups & Teams VP Talent Management

William Lombardi	VP Client Services Strategy

Donald Gehrke	VP Investment Client Services

Nichole Lecher	VP Journey Transformation
Michelle E. Luhm	VP Disability Income and Long Term Care Underwriting
Anne C. Wills	VP Life Underwriting

Lisa M. Parker	VP DI & LTC Benefits
Allyson Schrader	VP Integrated Shared Services

Angela N. Bickler	VP Client Services
James LeMere	VP Client Services
Lori A. Torner	VP Journey Transformation

Quentin Doll	VP Product Development
Brian W. Henning	VP Competitive Intelligence
Kenneth M. Latus	VP Product Development
Steven J. Stribling	VP Product Development
Becki L. Williams	VP Advanced Markets

Wayne F. Heidenreich M.D.	VP Medical
Jill Mocarski	VP Medical
Deborah B. VanDommelen M.D.	VP & Chief Medical Officer
Jason L. Von Bergen	VP Research & Analytics
Joel S. Weiner	VP Medical

Robert J. Johnson	VP Compliance
Randy M. Pavlick	VP Managed Investments Compliance
Bernd Huber	VP Enterprise Information Risk & Cybersecurity
Raymond Zellmer	VP Enterprise Information Risk & Cybersecurity
Susan W. Callanan	VP Public Policy
Christopher T. Gahan	VP Federal Relations

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
JoAnne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary

Employee	Title
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Cheri L. McCourt	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Monica M. Riederer	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Donna L. Lemanczyk	Assistant Secretary
Daniel M. Flesch	Assistant Secretary

David Pahl	VP Data Scientist
Drazen Pantic	Chief Scientist

Elizabeth Ridley	VP-Marketing Strategy & Training

Vivek Bedi	VP Client Experience & Product Experience
Bryan E. Kadlec	VP Product Management
Manish Mallikarjuna	VP Client Experience
Kevin M. McCarthy	VP Product Management
Josef Pfeiffer	VP Product Management
Jill L. Zeisler	VP Product Management

Kelly Culler	VP Human Resources Business Partners
Dario DeMaria	VP Strategy Systems and Operations
William N. Hardin	VP Talent Acquisition & Strategic Workforce Placement
Amanda O’Dell	VP Human Resources Business Partners
Raj Patel	VP Talent & Organizational Development
Maria Rose Pollara	VP Human Resources Business Partners
Todd W. Smasal	VP Total Rewards

Christopher Bellomo	VP Enterprise Transformation Architect
Troy M. Burbach	VP Transformation Change Agent
Andrew J. DeGuire	VP Strategy Advacement & Alignment
Cheryl A. DeLonay	VP Transformation
Patricia A. Hagen	VP Transformation
Laila V. Hick	VP Transformation
John N. Pangborn	VP Transformation Change Agent
Peter T. Petersen	VP Integration Management Office
Sherri L. Schickert	VP Transformation Change Agent
Rick T. Zehner	VP Research & Special Projects

Ross Hamilton	VP Technology Governance
Frederic Jambukeswaran	VP Engineering
Irina Petrakova-Otto	VP Software Engineering

Employee	Title
Paul A. Presley	VP CTO Wealth Management and Data Analytics
Sangeetha Rai	VP Technology Customer Success
Andrew Weisenborn	VP Test Engineering
Dave Writz	VP Field Customer Success

Manuel L. Barbero	VP & Chief Architecht

Ahmed Azam	VP Platforms & Operations
Chuck Dudley	VP Cloud & Development Operations
Srinvas J. Sarathy	VP Infrastructure & Operations
Matthew Stollenwerk	VP Infrastructure

Erika K. Luckow	VP Strategic Communications
Leslie J. O’Connell	VP Strategic Communications
Jennifer L. Ryan	VP Corporate Communications

Lee Hurley	VP Brand & Activation
James Murphy	VP Creative Director
Deborah Sumner	VP Prospect & Client Marketing

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2019 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd. (2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP V, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2019, 6,468 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 4,275 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 2,193 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 20, 2019 the directors and officers of NMIS are as follows:

Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Bradley L. Eull	Secretary
Stephen J. Frankl	Director, Planning and Sales
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer

Timothy J. Gerend	Senior Vice President, Career Distribution
Bernd Huber	Chief Information Security Officer
Susan Limbach	Assistant Treasurer
Mark McNulty	NMIS Anti-Money Laundering Officer
Jennifer L. O’Leary	Treasurer and Financial and Operations Principal
Paul A. Presley	Chief Technology Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Jeffrey B. Williams	Vice President, NMIS Compliance, Chief Compliance Officer
Terry R. Young	Assistant Secretary

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $981,351 of commissions and other compensation, directly or indirectly, from the Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 26th day of April, 2019.

NML VARIABLE ANNUITY ACCOUNT A
(Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 26th day of April, 2019.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Executive Vice President and
Michael G. Carter	Chief Financial Officer and
Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Sheila L. Marcelo*	Trustee
Sheila L. Marcelo

/s/ Jaime Montemayor*	Trustee
Jaime Montemayor

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 26, 2019.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 33 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith